Other information about investments	12 Months Ended
Dec. 31, 2022
Other information about investments
Other information about investments
37 Other information about investments

Information on Eni’s investments as of December 31, 2022

The following section provides information about Eni’s subsidiaries, joint arrangements, associates and other significant investments as of December 31, 2022. Unless otherwise indicated, share capital is represented by ordinary shares directly held by the Group, while ownership interest corresponds to voting rights.

PARENT COMPANY
Company name	Registered office	Country of operation	Currency	Share Capital	Shareholders	% Ownership
Eni SpA (#)	Rome	Italy	EUR	4,005,358,876	Cassa Depositi e Prestiti SpA	26.21
					Ministero dell’Economia e delle Finanze	4.41
					Eni SpA	6.33
					Other shareholders	63.05

SUBSIDIARIES EXPLORATION & PRODUCTION IN ITALY

Company name	Registered office	Country of operation	Currency	Share Capital	Shareholders	% Ownership	% Equity ratio	Consolidation or valutation method (*)
Eni Mediterranea Idrocarburi SpA	Gela (CL)	Italy	EUR	5,200,000	Eni SpA	100.00	100.00	F.C.
Eni Mozambico SpA	San Donato Milanese (MI)	Mozambique	EUR	200,000	Eni SpA	100.00	100.00	F.C.
Eni Natural Energies SpA	San Donato Milanese (MI)	Italy	EUR	100,000	Eni SpA	100.00	100.00	F.C.
Eni Timor Leste SpA	San Donato Milanese (MI)	East Timor	EUR	4,386,849	Eni SpA	100.00	100.00	F.C.
Eni West Africa SpA	San Donato Milanese (MI)	Angola	EUR	1,000,000	Eni SpA	100.00		Eq.
Floaters SpA	San Donato Milanese (MI)	Italy	EUR	200,120,000	Eni SpA	100.00	100.00	F.C.
Ieoc SpA	San Donato Milanese (MI)	Egypt	EUR	7,518,000	Eni SpA	100.00	100.00	F.C.
Società Petrolifera Italiana SpA	San Donato Milanese (MI)	Italy	EUR	8,034,400	Eni SpA	99.96	99.96	F.C.
					Third parties	0.04

(*) F.C. = full consolidation, J.O. = joint operation, Eq. = equity-accounted, Co. = valued at cost, F.V. = valued at fair value
(#) Company with shares quoted on regulated market of Italy or of other EU countries.
OUTSIDE ITALY

Company name	Registered office	Country of operation	Currency	Share Capital	Shareholders	% Ownership	% Equity ratio	Consolidation or valutation method (*)
Agip Caspian Sea BV	Amsterdam (Netherlands)	Kazakhstan	EUR	20,005	Eni International BV	100.00	100.00	F.C.
Agip Energy and Natural Resources (Nigeria) Ltd	Abuja (Nigeria)	Nigeria	NGN	5,000,000	Eni International BV	95.00	100.00	F.C.
					Eni Oil Holdings BV	5.00
Agip Karachaganak BV	Amsterdam (Netherlands)	Kazakhstan	EUR	20,005	Eni International BV	100.00	100.00	F.C.
Burren Energy (Bermuda) Ltd	Hamilton (Bermuda)	United Kingdom	USD	12,002	Burren Energy Plc	100.00	100.00	F.C.
Burren Energy (Egypt) Ltd	London (United Kingdom)	Egypt	GBP	2	Burren Energy Plc	100.00		Eq.
Burren Energy Congo Ltd	Tortola (British Virgin Islands)	Republic of the Congo	USD	50,000	Burren En. (Berm) Ltd	100.00	100.00	F.C.
Burren Energy India Ltd	London (United Kingdom)	United Kingdom	GBP	2	Burren Energy Plc	100.00	100.00	F.C.
Burren Energy Plc	London (United Kingdom)	United Kingdom	GBP	28,819,023	Eni UK Holding Plc	99.99	100.00	F.C.
					Eni UK Ltd	(..)
Burren Shakti Ltd	Hamilton (Bermuda)	United Kingdom	USD	213,138	Burren En. India Ltd	100.00	100.00	F.C.
Eni Abu Dhabi BV	Amsterdam (Netherlands)	United Arab Emirates	EUR	20,000	Eni International BV	100.00	100.00	F.C.
Eni Albania BV	Amsterdam (Netherlands)	Albania	EUR	20,000	Eni International BV	100.00	100.00	F.C.
Eni Algeria Exploration BV	Amsterdam (Netherlands)	Algeria	EUR	20,000	Eni International BV	100.00	100.00	F.C.
Eni Algeria Ltd Sàrl	Luxembourg (Luxembourg)	Algeria	USD	20,000	Eni Oil Holdings BV	100.00	100.00	F.C.
Eni Algeria Production BV	Amsterdam (Netherlands)	Algeria	EUR	20,000	Eni International BV	100.00	100.00	F.C.
Eni Ambalat Ltd	London (United Kingdom)	Indonesia	GBP	1	Eni Indonesia Ltd	100.00	100.00	F.C.
Eni America Ltd	Dover (USA)	USA	USD	72,000	Eni UHL Ltd	100.00	100.00	F.C.
Eni Argentina Exploración y Explotación SA	Buenos Aires (Argentina)	Argentina	ARS	31,997,266	Eni International BV	95.00	100.00	F.C.
					Eni Oil Holdings BV	5.00
Eni Arguni I Ltd	London (United Kingdom)	Indonesia	GBP	1	Eni Indonesia Ltd	100.00	100.00	F.C.
Eni Australia BV	Amsterdam (Netherlands)	Australia	EUR	20,000	Eni International BV	100.00	100.00	F.C.
Eni Australia Ltd	London (United Kingdom)	Australia	GBP	20,000,000	Eni International BV	100.00	100.00	F.C.
Eni Bahrain BV	Amsterdam (Netherlands)	Bahrain	EUR	20,000	Eni International BV	100.00	100.00	F.C.
Eni BB Petroleum Inc	Dover (USA)	USA	USD	1,000	Eni Petroleum Co Inc	100.00	100.00	F.C.

(*) F.C. = full consolidation, J.O. = joint operation, Eq. = equity-accounted, Co. = valued at cost, F.V. = valued at fair value.

Company name	Registered office	Country of operation	Currency	Share Capital	Shareholders	% Ownership	% Equity ratio	Consolidation or valutatio method(*)
Eni BTC Ltd	London (United Kingdom)	United Kingdom	GBP	1	Eni International BV	100.00		Eq.
Eni Bukat Ltd	London (United Kingdom)	Indonesia	GBP	1	Eni Indonesia Ltd	100.00	100.00	F.C.
Eni Canada Holding Ltd	Calgary (Canada)	Canada	USD	3,938,200,001	Eni International BV	100.00	100.00	F.C.
Eni CBM Ltd	London (United Kingdom)	Indonesia	USD	2,210,728	Eni Lasmo Plc	100.00		Eq.
Eni China BV	Amsterdam (Netherlands)	China	EUR	20,000	Eni International BV	100.00	100.00	F.C.
Eni Congo SA	Pointe-Noire (Republic of the Congo)	Republic of the Congo	USD	500,000	Eni E&P Holding BV	100.00	100.00	F.C.
Eni Côte d'Ivoire Ltd	London (United Kingdom)	Ivory Coast	GBP	1	Eni Lasmo Plc	100.00	100.00	F.C.
Eni Cyprus Ltd	Nicosia (Cyprus)	Cyprus	EUR	2,009	Eni International BV	100.00	100.00	F.C.
Eni do Brasil Investimentos em Exploração e Produção de Petróleo Ltd	Rio de Janeiro (Brazil)	Brazil	BRL	1,593,415,000	Eni International BV	99.99		Eq.
					Eni Oil Holdings BV	(..)
Eni East Ganal Ltd	London (United Kingdom)	Indonesia	GBP	1	Eni Indonesia Ltd	100.00	100.00	F.C.
Eni East Sepinggan Ltd	London (United Kingdom)	Indonesia	GBP	1	Eni Indonesia Ltd	100.00	100.00	F.C.
Eni Elgin/Franklin Ltd	London (United Kingdom)	United Kingdom	GBP	100	Eni UK Ltd	100.00	100.00	F.C.
Eni Energy Russia BV	Amsterdam (Netherlands)	Netherlands	EUR	20,000	Eni International BV	100.00	100.00	F.C.
Eni Exploration & Production Holding BV	Amsterdam (Netherlands)	Netherlands	EUR	29,832,777.12	Eni International BV	100.00	100.00	F.C.
Eni Gabon SA	Libreville (Gabon)	Gabon	XAF	57,088,000,000	Eni International BV	100.00	100.00	F.C.
Eni Ganal Ltd	London (United Kingdom)	Indonesia	GBP	2	Eni Indonesia Ltd	100.00	100.00	F.C.
Eni Gas & Power LNG Australia BV	Amsterdam (Netherlands)	Australia	EUR	1,013,439	Eni International BV	100.00	100.00	F.C.
Eni Ghana Exploration and Production Ltd	Accra (Ghana)	Ghana	GHS	21,412,500	Eni International BV	100.00	100.00	F.C.
Eni Hewett Ltd	Aberdeen (United Kingdom)	United Kingdom	GBP	3,036,000	Eni UK Ltd	100.00	100.00	F.C.
Eni Hydrocarbons Venezuela Ltd	London (United Kingdom)	Venezuela	GBP	8,050,500	Eni Lasmo Plc	100.00		Eq.
Eni India Ltd	London (United Kingdom)	India	GBP	44,000,000	Eni Lasmo Plc	100.00		Eq.
Eni Indonesia Ltd	London (United Kingdom)	Indonesia	GBP	100	Eni ULX Ltd	100.00	100.00	F.C.
Eni Indonesia Ots 1 Ltd	Grand Cayman (Cayman Islands)	Indonesia	USD	1.01	Eni Indonesia Ltd	100.00	100.00	F.C.
Eni International NA NV Sàrl	Luxembourg (Luxembourg)	United Kingdom	USD	25,000	Eni International BV	100.00	100.00	F.C.
Eni Investments Plc	London (United Kingdom)	United Kingdom	GBP	750,050,000	Eni SpA	99.99	100.00	F.C.
					Eni UK Ltd	(..)

(*) F.C. = full consolidation, J.O. = joint operation, Eq. = equity-accounted, Co. = valued at cost, F.V. = valued at fair value.

Company name	Registered office	Country of operation	Currency	Share Capital	Shareholders	% Ownership	% Equity ratio	Consolidation or valutation method(*)
Eni Iran BV	Amsterdam (Netherlands)	Iran	EUR	20,000	Eni International BV	100.00		Eq.
Eni Iraq BV	Amsterdam (Netherlands)	Iraq	EUR	20,000	Eni International BV	100.00	100.00	F.C.
Eni Ireland BV	Amsterdam (Netherlands)	Ireland	EUR	20,000	Eni International BV	100.00	100.00	F.C.
Eni Isatay BV	Amsterdam (Netherlands)	Kazakhstan	EUR	20,000	Eni International BV	100.00	100.00	F.C.
Eni JPDA 03-13 Ltd	London (United Kingdom)	Australia	GBP	250,000	Eni International BV	100.00	100.00	F.C.
Eni JPDA 06-105 Pty Ltd	Perth (Australia)	Australia	AUD	80,830,576	Eni International BV	100.00	100.00	F.C.
Eni JPDA 11-106 BV	Amsterdam (Netherlands)	Australia	EUR	50,000	Eni International BV	100.00	100.00	F.C.
Eni Kenya BV	Amsterdam (Netherlands)	Kenya	EUR	20,000	Eni International BV	100.00	100.00	F.C.
Eni Krueng Mane Ltd	London (United Kingdom)	Indonesia	GBP	2	Eni Indonesia Ltd	100.00	100.00	F.C.
Eni Lasmo Plc	London (United Kingdom)	United Kingdom	GBP	337,638,724.25	Eni Investments Plc	99.99	100.00	F.C.
					Eni UK Ltd	(..)
Eni Lebanon BV	Amsterdam(Netherlands)	Lebanon	EUR	20,000	Eni International BV	100.00	100.00	F.C.
Eni Liverpool Bay Operating Co Ltd	London (United Kingdom)	United Kingdom	GBP	1	Eni UK Ltd	100.00		Eq.
Eni LNS Ltd	London (United Kingdom)	United Kingdom	GBP	1	Eni UK Ltd	100.00	100.00	F.C.
Eni Marketing Inc	Dover (USA)	USA	USD	1,000	Eni Petroleum Co Inc	100.00	100.00	F.C.
Eni Maroc BV	Amsterdam (Netherlands)	Morocco	EUR	20,000	Eni International BV	100.00	100.00	F.C.
Eni México S. de RL de CV	Mexico City (Mexico)	Mexico	MXN	3,000	Eni International BV	99.90	100.00	F.C.
					Eni Oil Holdings BV	0.10
Eni Middle East Ltd	London (United Kingdom)	United Kingdom	GBP	1	Eni ULT Ltd	100.00	100.00	F.C.
Eni MOG Ltd (in liquidation)	London (United Kingdom)	United Kingdom	GBP	0(a)	Eni Lasmo Plc	99.99	100.00	F.C.
					Eni LNS Ltd	(..)
Eni Montenegro BV	Amsterdam (Netherlands)	Republic of Montenegro	EUR	20,000	Eni International BV	100.00	100.00	F.C.
Eni Mozambique Engineering Ltd	London (United Kingdom)	United Kingdom	GBP	1	Eni Lasmo Plc	100.00		Eq.
Eni Mozambique LNG Holding BV	Amsterdam (Netherlands)	Netherlands	EUR	20,000	Eni International BV	100.00	100.00	F.C.
Eni Muara Bakau BV	Amsterdam (Netherlands)	Indonesia	EUR	20,000	Eni International BV	100.00	100.00	F.C.
Eni Myanmar BV	Amsterdam (Netherlands)	Myanmar	EUR	20,000	Eni International BV	100.00	100.00	F.C.
Eni New Energy Egypt SAE	Cairo (Egypt)	Egypt	EGP	250,000	Eni International BV	99.98		Eq.
					Ieoc Exploration BV	0.01
					Ieoc Production BV	0.01

(*) F.C. = full consolidation, J.O. = joint operation, Eq. = equity-accounted, Co. = valued at cost, F.V. = valued at fair value.
(a) Shares without nominal value.

Company name	Registered office	Country of operation	Currency	Share Capital	Shareholders	% Ownership	% Equity ratio	Consolidation or valutatio method (*)
Eni North Africa BV	Amsterdam (Netherlands)	Libya	EUR	20,000	Eni International BV	100.00	100.00	F.C.
Eni North Ganal Ltd	London (United Kingdom)	Indonesia	GBP	1	Eni Indonesia Ltd	100.00	100.00	F.C.
Eni Oil & Gas Inc	Dover (USA)	USA	USD	100,800	Eni America Ltd	100.00	100.00	F.C.
Eni Oil Algeria Ltd	London (United Kingdom)	Algeria	GBP	1,000	Eni Lasmo Plc	100.00	100.00	F.C.
Eni Oil Holdings BV	Amsterdam (Netherlands)	Netherlands	EUR	450,000	Eni ULX Ltd	100.00	100.00	F.C.
Eni Oman BV	Amsterdam (Netherlands)	Oman	EUR	20,000	Eni International BV	100.00	100.00	F.C.
Eni Petroleum Co Inc	Dover (USA)	USA	USD	156,600,000	Eni SpA	63.86	100.00	F.C.
					Eni International BV	36.14
Eni Petroleum US Llc	Dover (USA)	USA	USD	1,000	Eni BB Petroleum Inc	100.00	100.00	F.C.
Eni Qatar BV	Amsterdam (Netherlands)	Qatar	EUR	20,000	Eni International BV	100.00	100.00	F.C.
Eni RAK BV	Amsterdam (Netherlands)	United Arab Emirates	EUR	20,000	Eni International BV	100.00	100.00	F.C.
Eni Rapak Ltd	London (United Kingdom)	Indonesia	GBP	2	Eni Indonesia Ltd	100.00	100.00	F.C.
Eni RD Congo SA	Kinshasa (Democratic Republic of the Congo)	Democratic Republic of the Congo	CDF	750,000,000	Eni International BV	99.99		Eq.
					Eni Oil Holdings BV	(..)
Eni Rovuma Basin BV	Amsterdam (Netherlands)	Mozambique	EUR	20,000	Eni Mozamb. LNG H. BV	100.00	100.00	F.C.
Eni Sharjah BV	Amsterdam (Netherlands)	United Arab Emirates	EUR	20,000	Eni International BV	100.00	100.00	F.C.
Eni South Africa BV	Amsterdam (Netherlands)	Republic of South Africa	EUR	20,000	Eni International BV	100.00		Eq.
Eni South China Sea Ltd Sàrl	Luxembourg (Luxembourg)	China	USD	20,000	Eni International BV	100.00		Eq.
Eni TNS Ltd	Aberdeen (United Kingdom)	United Kingdom	GBP	1,000	Eni UK Ltd	100.00	100.00	F.C.
Eni Tunisia BV	Amsterdam (Netherlands)	Tunisia	EUR	20,000	Eni International BV	100.00	100.00	F.C.
Eni Turkmenistan Ltd	Hamilton (Bermuda)	Turkmenistan	USD	20,000	Burren En. (Berm) Ltd	100.00	100.00	F.C.
Eni UHL Ltd	London (United Kingdom)	United Kingdom	GBP	1	Eni ULT Ltd	100.00	100.00	F.C.
Eni UK Holding Plc	London (United Kingdom)	United Kingdom	GBP	424,050,000	Eni Lasmo Plc	99.99	100.00	F.C.
					Eni UK Ltd	(..)
Eni UK Ltd	London (United Kingdom)	United Kingdom	GBP	50,000,000	Eni International BV	100.00	100.00	F.C.
Eni UKCS Ltd	London (United Kingdom)	United Kingdom	GBP	100	Eni UK Ltd	100.00	100.00	F.C.

(*) F.C. = full consolidation, J.O. = joint operation, Eq. = equity-accounted, Co. = valued at cost, F.V. = valued at fair value.

Company name	Registered office	Country of operation	Currency	Share Capital	Shareholders	% Ownership	% Equity ratio	Consolidation or valutation method (*)
Eni Ukraine Holdings BV	Amsterdam (Netherlands)	Netherlands	EUR	20,000	Eni International BV	100.00		Eq.
Eni Ukraine Llc (in liquidation)	Kiev (Ukraine)	Ukraine	UAH	98,419,627.51	Eni Ukraine Hold. BV	99.99
					Eni International BV	0.01
Eni ULT Ltd	London (United Kingdom)	United Kingdom	GBP	93,215,492.25	Eni Lasmo Plc	100.00	100.00	F.C.
Eni ULX Ltd	London (United Kingdom)	United Kingdom	GBP	200,010,000	Eni ULT Ltd	100.00	100.00	F.C.
Eni US Operating Co Inc	Dover (USA)	USA	USD	1,000	Eni Petroleum Co Inc	100.00	100.00	F.C.
Eni USA Gas Marketing Llc	Dover (USA)	USA	USD	10,000	Eni Marketing Inc	100.00	100.00	F.C.
Eni USA Inc	Dover (USA)	USA	USD	1,000	Eni Oil & Gas Inc	100.00	100.00	F.C.
Eni Venezuela BV	Amsterdam (Netherlands)	Venezuela	EUR	20,000	Eni Venezuela E&P H.	100.00	100.00	F.C.
Eni Venezuela E&P Holding SA	Bruxelles (Belgium)	Belgium	USD	254,443,200	Eni International BV	99.99	100.00	F.C.
					Eni Oil Holdings BV	(..)
Eni Vietnam BV	Amsterdam (Netherlands)	Vietnam	EUR	20,000	Eni International BV	100.00	100.00	F.C.
Eni West Ganal Ltd	London (United Kingdom)	Indonesia	GBP	1	Eni Indonesia Ltd	100.00	100.00	F.C.
Eni West Timor Ltd	London (United Kingdom)	Indonesia	GBP	1	Eni Indonesia Ltd	100.00	100.00	F.C.
Eni Yemen Ltd	London (United Kingdom)	United Kingdom	GBP	1,000	Burren Energy Plc	100.00		Eq.
Eurl Eni Algérie	Algeri (Algeria)	Algeria	DZD	1,000,000	Eni Algeria Ltd Sàrl	100.00		Eq.
Export LNG Ltd	Hong Kong (Hong Kong)	Republic of the Congo	USD	322,325,000	Eni SpA	100.00	100.00	F.C.
First Calgary Petroleums LP	Wilmington (USA)	Algeria	USD	1	Eni Canada Hold. Ltd	99.99	100.00	F.C.
					FCP Partner Co ULC	0.01
First Calgary Petroleums Partner Co ULC	Calgary (Canada)	Canada	CAD	10	Eni Canada Hold. Ltd	100.00	100.00	F.C.
Ieoc Exploration BV	Amsterdam (Netherlands)	Egypt	EUR	20,000	Eni International BV	100.00		Eq.
Ieoc Production BV	Amsterdam (Netherlands)	Egypt	EUR	20,000	Eni International BV	100.00	100.00	F.C.
Lasmo Sanga Sanga Ltd	Hamilton (Bermuda)	Indonesia	USD	12,000	Eni Lasmo Plc	100.00	100.00	F.C.
Liverpool Bay CCS Ltd	London (United Kingdom)	United Kingdom	GBP	10,000	Eni UK Ltd	100.00		Eq.
Liverpool Bay Ltd	London (United Kingdom)	United Kingdom	USD	1	Eni ULX Ltd	100.00		Eq.
LLC "Eni Energhia"	Moscow (Russia)	Russia	RUB	2,000,000	Eni Energy Russia BV	99.90		Eq.
					Eni Oil Holdings BV	0.10
Mizamtec Operating Company S. de RL de CV	Mexico City (Mexico)	Mexico	MXN	3,000	Eni US Op. Co Inc	99.90		Eq.
					Eni Petroleum Co Inc	0.10

(*) F.C. = full consolidation, J.O. = joint operation, Eq. = equity-accounted, Co. = valued at cost, F.V. = valued at fair value.

Company name	Registered office	Country of operation	Currency	Share Capital	Shareholders	% Ownership	% Equity ratio	Consolidation or valutation method (*)
Nigerian Agip CPFA Ltd	Lagos (Nigeria)	Nigeria	NGN	1,262,500	NAOC Ltd	98.02		Co.
					Agip En Nat Res. Ltd	0.99
					Nigerian Agip E. Ltd	0.99
Nigerian Agip Exploration Ltd	Abuja (Nigeria)	Nigeria	NGN	5,000,000	Eni International BV	99.99	100.00	F.C.
					Eni Oil Holdings BV	0.01
Nigerian Agip Oil Co Ltd	Abuja (Nigeria)	Nigeria	NGN	1,800,000	Eni International BV	99.89	100.00	F.C.
					Eni Oil Holdings BV	0.11
Zetah Congo Ltd	Nassau (Bahamas)	Republic of the Congo	USD	300	Eni Congo SA	66.67		Co.
					Burren En. Congo Ltd	33.33
Zetah Kouilou Ltd	Nassau (Bahamas)	Republic of the Congo	USD	2,000	Eni Congo SA	54.50		Co.
					Burren En. Congo Ltd	37.00
					Third parties	8.50

(*) F.C. = full consolidation, J.O. = joint operation, Eq. = equity-accounted, Co. = valued at cost, F.V. = valued at fair value.

GLOBAL GAS & LNG PORTFOLIO IN ITALY

Company name	Registered office	Country of operation	Currency	Share Capital	Shareholders	% Ownership	% Equity ratio	Consolidation or valutation method (*)
Eni Corridor Srl	San Donato Milanese (MI)	Italy	EUR	100,000,000	Eni SpA	100.00	100.00	F.C.
Eni Gas Transport Services Srl	San Donato Milanese (MI)	Italy	EUR	120,000	Eni SpA	100.00		Co.
Eni Global Energy Markets SpA	Rome	Italy	EUR	41,233,720	Eni SpA	100.00	100.00	F.C.
LNG Shipping SpA	San Donato Milanese (MI)	Italy	EUR	240,900,000	Eni SpA	100.00	100.00	F.C.
Trans Tunisian Pipeline Co SpA	San Donato Milanese (MI)	Tunisia	EUR	1,098,000	Eni Corridor Srl	100.00	100.00	F.C.
OUTSIDE ITALY
Company name	Registered office	Country of operation	Currency	Share Capital	Shareholders	% Ownership	% Equity ratio	Consolidation or valutation method (*)
Eni España Comercializadora de Gas SAU	Madrid (Spain)	Spain	EUR	2,340,240	Eni SpA	100.00	100.00	F.C.
Eni G&P Trading BV	Amsterdam (Netherlands)	Turkey	EUR	70,000	Eni International BV	100.00	100.00	F.C.
Eni Gas Liquefaction BV	Amsterdam (Netherlands)	Netherlands	EUR	20,000	Eni International BV	100.00	100.00	F.C.
Société de Service du Gazoduc Transtunisien SA - Sergaz SA	Tunis (Tunisia)	Tunisia	TND	99,000	Eni Corridor Srl	66.67	66.67	F.C.
					Third parties	33.33
Société pour la Construction du Gazoduc Transtunisien SA - Scogat SA	Tunis (Tunisia)	Tunisia	TND	200,000	Eni Corridor Srl	99.95	100.00	F.C.
					Trans Tunis. P. Co SpA	0.05

(*) F.C. = full consolidation, J.O. = joint operation, Eq. = equity-accounted, Co. = valued at cost, F.V. = valued at fair value.

REFINING & MARKETING AND CHEMICAL Refining & Marketing IN ITALY
Company name	Registered office	Country of operation	Currency	Share Capital	Shareholders	% Ownership	% Equity ratio	Consolidation or valutation method (*)
Ecofuel SpA	San Donato Milanese (MI)	Italy	EUR	52,000,000	Eni SpA	100.00	100.00	F.C.
EniBioCh4 in Alexandria Srl Società Agricola	San Donato Milanese (MI)	Italy	EUR	50,000	EniBioCh4in SpA	70.00	70.00	F.C.
					Third parties	30.00
EniBioCh4in Aprilia Srl	San Donato Milanese (MI)	Italy	EUR	10,000	EniBioCh4in SpA	100.00	100.00	F.C.
EniBioCh4in Grupellum Società Agricola Srl	San Donato Milanese (MI)	Italy	EUR	100,000	EniBioCh4in SpA	98.00	98.00	F.C.
					Third parties	2.00
EniBioCh4in Jonica Srl	San Donato Milanese (MI)	Italy	EUR	20,000	EniBioCh4in SpA	100.00	100.00	F.C.
EniBioCh4in Momo Società Agricola Srl	San Donato Milanese (MI)	Italy	EUR	20,000	EniBioCh4in SpA	95.00	95.00	F.C.
					Third parties	5.00
EniBioCh4in Pannellia BioGas Srl Società Agricola	San Donato Milanese (MI)	Italy	EUR	50,000	EniBioCh4in SpA	100.00	100.00	F.C.
EniBioCh4in Quadruvium Srl Società Agricola	San Donato Milanese (MI)	Italy	EUR	100,000	EniBioCh4in SpA	100.00	100.00	F.C.
EniBioCh4in Service BioGas Srl	San Donato Milanese (MI)	Italy	EUR	50,000	EniBioCh4in SpA	100.00	100.00	F.C.
EniBioCh4in Società Agricola Il Bue Srl	San Donato Milanese (MI)	Italy	EUR	10,000	EniBioCh4in SpA	100.00	100.00	F.C.
EniBioCh4in SpA	San Donato Milanese (MI)	Italy	EUR	2,500,000	Eni Sust. Mobility SpA	100.00	100.00	F.C.
Eni Fuel SpA	Rome	Italy	EUR	59,944,310	Eni SpA	100.00	100.00	F.C.
Eni Sustainable Mobility SpA (former Eni4Cities SpA)	Rome	Italy	EUR	39,450,000	Eni SpA	100.00	100.00	F.C.
Eni Trade & Biofuels SpA	Rome	Italy	EUR	22,568,759	Eni SpA	100.00	100.00	F.C.
Petroven Srl	Genova	Italy	EUR	918,520	Ecofuel SpA	100.00	100.00	F.C.
Po' Energia Srl Società Agricola	Bolzano	Italy	EUR	10,000	EniBioCh4in SpA	100.00	100.00	F.C.
Raffineria di Gela SpA	Gela (CL)	Italy	EUR	15,000,000	Eni SpA	100.00	100.00	F.C.
SeaPad SpA	Genova	Italy	EUR	12,400,000	Ecofuel SpA	80.00		Eq.
					Third parties	20.00
Servizi Fondo Bombole Metano SpA	Rome	Italy	EUR	13,580,000.20	Eni SpA	100.00		Co.

(*) F.C. = full consolidation, J.O. = joint operation, Eq. = equity-accounted, Co. = valued at cost, F.V. = valued at fair value.

OUTSIDE ITALY
Company name	Registered office	Country of operation	Currency	Share Capital	Shareholders	% Ownership	% Equity ratio	Consolidation or valutation method (*)
Eni Abu Dhabi Refining & Trading BV	Amsterdam (Netherlands)	Netherlands	EUR	20,000	Eni International BV	100.00	100.00	F.C.
Eni Abu Dhabi Refining & Trading Services BV	Amsterdam (Netherlands)	United Arab Emirates	EUR	20,000	Eni Abu Dhabi R&T BV	100.00		Eq.
Eni Austria GmbH	Wien (Austria)	Austria	EUR	78,500,000	Eni Sust. Mobility SpA	75.00	100.00	F.C.
					Eni Deutsch. GmbH	25.00
Eni Benelux BV	Rotterdam (Netherlands)	Netherlands	EUR	1,934,040	Eni Sust. Mobility SpA	100.00	100.00	F.C.
Eni Deutschland GmbH	Munich (Germany)	Germany	EUR	90,000,000	Eni International BV	89.00	100.00	F.C.
					Eni Oil Holdings BV	11.00
Eni Ecuador SA	Quito (Ecuador)	Ecuador	USD	103,142.08	Eni International BV	99.93	100.00	F.C.
					Esain SA	0.07
Eni Energy (Shanghai) Co Ltd	Shanghai (China)	China	EUR	5,000,000	Eni International BV	100.00	100.00	F.C.
Eni France Sàrl	Lyon (France)	France	EUR	56,800,000	Eni International BV	100.00	100.00	F.C.
Eni Iberia SLU	Alcobendas (Spain)	Spain	EUR	17,299,100	Eni Sust. Mobility SpA	100.00	100.00	F.C.
Eni Marketing Austria GmbH	Wien (Austria)	Austria	EUR	19,621,665.23	Eni Mineralölh. GmbH	99.99	100.00	F.C.
					Eni Sust. Mobility SpA	(..)
Eni Mineralölhandel GmbH	Wien (Austria)	Austria	EUR	34,156,232.06	Eni Austria GmbH	100.00	100.00	F.C.
Eni Schmiertechnik GmbH	Wurzburg (Germany)	Germany	EUR	2,000,000	Eni Deutsch. GmbH	100.00	100.00	F.C.
Eni Suisse SA	Lausanne (Switzerland)	Switzerland	CHF	102,500,000	Eni International BV	100.00	100.00	F.C.
Eni Trading & Shipping Inc	Dover (USA)	USA	USD	1,000,000	ET&B SpA	100.00	100.00	F.C.
Eni Transporte y Suministro México S. de RL de CV	Mexico City (Mexico)	Mexico	MXN	3,000	Eni International BV	99.90	100.00	F.C.
					Eni Oil Holdings BV	0.10
Eni USA R&M Co Inc	Wilmington (USA)	USA	USD	11,000,000	Eni International BV	100.00		Eq.
Esacontrol SA	Quito (Ecuador)	Ecuador	USD	60,000	Eni Ecuador SA	87.00		Eq.
					Third parties	13.00
Esain SA	Quito (Ecuador)	Ecuador	USD	30,000	Eni Ecuador SA	99.99	100.00	F.C.
					Tecnoesa SA	(..)
Oléoduc du Rhône SA	Bovernier (Switzerland)	Switzerland	CHF	7,000,000	Eni International BV	100.00		Eq.
Tecnoesa SA	Quito (Ecuador)	Ecuador	USD	36,000	Eni Ecuador SA	99.99		Eq.
					Esain SA	(..)

(*) F.C. = full consolidation, J.O. = joint operation, Eq. = equity-accounted, Co. = valued at cost, F.V. = valued at fair value.

Chemical IN ITALY

Company name	Registered office	Country of operation	Currency	Share Capital	Shareholders	% Ownership	% Equity ratio	Consolidation or valutation method (*)
Versalis SpA	San Donato Milanese (MI)	Italy	EUR	446,050,728.65	Eni SpA	100.00	100.00	F.C.
Finproject SpA	Morrovalle (MC)	Italy	EUR	18,500,000	Versalis SpA	100.00	100.00	F.C.
OUTSIDE ITALY
Company name	Registered office	Country of operation	Currency	Share Capital	Shareholders	% Ownership	% Equity ratio	Consolidation or valutation method (*)
Asian Compounds Ltd	Hong Kong (Hong Kong)	Hong Kong	HKD	1,000	Finproject Asia Ltd	100.00	100.00	F.C.
Dunastyr Polisztirolgyártó Zártkörûen Mûködõ Részvénytársaság	Budapest (Hungary)	Hungary	HUF	1,577,971,200	Versalis SpA	96.34	100.00	F.C.
					Versalis Deutsch. GmbH	1.83
					Versalis International SA	1.83
Finproject Asia Ltd	Hong Kong (Hong Kong)	Hong Kong	USD	1,000	Finproject SpA	100.00	100.00	F.C.
Finproject Brasil Industria De Solados Eireli	Franca (Brazil)	Brazil	BRL	1,000,000	Finproject SpA	100.00	100.00	F.C.
Finproject Guangzhou Trading Co Ltd	Guangzhou (China)	China	USD	180,000	Finproject SpA	100.00	100.00	F.C.
Finproject India Pvt Ltd	Jaipur (India)	India	INR	100,000,000	Asian Compounds Ltd	99.00	100.00	F.C.
					Finproject Asia Ltd	1.00
Finproject Romania Srl	Valea Lui Mihai (Romania)	Romania	RON	67,730	Finproject SpA	100.00	100.00	F.C.
Finproject Singapore Pte Ltd	Singapore (Singapore)	Singapore	SGD	100	Finproject Asia Ltd	100.00	100.00	F.C.
Finproject Viet Nam Company Limited	Hai Phong (Vietnam)	Vietnam	VND	19,623,250,000	Finproject Asia Ltd	100.00	100.00	F.C.
Foam Creations (2008) Inc	Quebec City (Canada)	Canada	CAD	1,215,000	Finproject SpA	100.00	100.00	F.C.
Foam Creations México SA de CV	León (Mexico)	Mexico	MXN	19,138,165	Foam Creations (2008)	99.99	100.00	F.C.
					Finproject SpA	(..)
Padanaplast America Llc	Wilmington (USA)	USA	USD	70,000	Finproject SpA	100.00	100.00	F.C.
Padanaplast Deutschland GmbH	Hannover (Germany)	Germany	EUR	25,000	Finproject SpA	100.00	100.00	F.C.
Versalis Americas Inc	Dover (USA)	USA	USD	100,000	Versalis International SA	100.00	100.00	F.C.
Versalis Congo Sarlu	Pointe-Noire (Republic of the Congo)	Republic of the Congo	XAF	1,000,000	Versalis International SA	100.00	100.00	F.C.
Versalis Deutschland GmbH	Eschborn (Germany)	Germany	EUR	100,000	Versalis SpA	100.00	100.00	F.C.

(*) F.C. = full consolidation, J.O. = joint operation, Eq. = equity-accounted, Co. = valued at cost, F.V. = valued at fair value.

Company name	Registered office	Country of operation	Currency	Share Capital	Shareholders	% Ownership	% Equity ratio	Consolidation or valutation method (*)
Versalis France SAS	Mardyck (France)	France	EUR	126,115,582.90	Versalis SpA	100.00	100.00	F.C.
Versalis International SA	Bruxelles (Belgium)	Belgium	EUR	15,449,173.88	Versalis SpA	59.00	100.00	F.C.
					Versalis Deutsch. GmbH	23.71
					Dunastyr Zrt	14.43
					Versalis France	2.86
Versalis Kimya Ticaret Limited Sirketi	Istanbul (Turkey)	Turkey	TRY	20,000	Versalis International SA	100.00	100.00	F.C.
Versalis México S. de RL de CV	Mexico City (Mexico)	Mexico	MXN	1,000	Versalis International SA	99.00	100.00	F.C.
					Versalis SpA	1.00
Versalis Pacific (India) Private Ltd	Mumbai (India)	India	INR	238,700	Versalis Singapore P. Ltd	99.99		Eq.
					Third parties	(..)
Versalis Pacific Trading (Shanghai) Co Ltd	Shanghai (China)	China	CNY	15,237,236	Versalis SpA	100.00	100.00	F.C.
Versalis Singapore Pte Ltd	Singapor (Singapore)	Singapore	SGD	80,000	Versalis SpA	100.00	100.00	F.C.
Versalis UK Ltd	London (United Kingdom)	United Kingdom	GBP	4,004,042	Versalis SpA	100.00	100.00	F.C.
Versalis Zeal Ltd	Tokoradi (Ghana)	Ghana	GHS	5,650,000	Versalis International SA	80.00	80.00	F.C.
					Third parties	20.00

(*) F.C. = full consolidation, J.O. = joint operation, Eq. = equity-accounted, Co. = valued at cost, F.V. = valued at fair value.

PLENITUDE & POWER Plenitude IN ITALY
Company name	Registered office	Country of operation	Currency	Share Capital	Shareholders	% Ownership		% Equity ratio	Consolidation or valutatio method (*)
4Energia Srl	Milan	Italy	EUR	400,000	Eni Plenitude SpA SB	100.00		100.00	F.C.
Agrikroton Srl - Società Agricola	Cesena (FC)	Italy	EUR	10,000	SEF Solar Srl	100.00		100.00	F.C.
Be Charge Srl	Milan	Italy	EUR	500,000	Be Power SpA	100.00		100.00	F.C.
Be Charge Valle d'Aosta Srl	Milan	Italy	EUR	10,000	Be Charge Srl	100.00		100.00	F.C.
Be Power SpA	Milan	Italy	EUR	698,251	Eni Plenitude SpA SB	99.19	(a)	100.00	F.C.
					Third parties	0.81
Borgia Wind Srl	Cesena (FC)	Italy	EUR	100,000	PLT Wind 2020 Srl	100.00		100.00	F.C.
CEF 3 Wind Energy SpA	Milan	Italy	EUR	101,000	Eni New Energy SpA	100.00		100.00	F.C.
CGDB Enrico Srl	San Donato Milanese (MI)	Italy	EUR	10,000	Eni New Energy SpA	100.00		100.00	F.C.
CGDB Laerte Srl	San Donato Milanese (MI)	Italy	EUR	10,000	Eni New Energy SpA	100.00		100.00	F.C.
Corridonia Energia Srl	Cesena (FC)	Italy	EUR	20,000	SEF Srl	100.00		100.00	F.C.
Dynamica Srl	Cesena (FC)	Italy	EUR	50,000	PLT Wind 2022 SpA	100.00		100.00	F.C.
Ecoener Srl	Cesena (FC)	Italy	EUR	10,000	PLT Energia Srl	100.00		100.00	F.C.
Elettro Sannio Wind 2 Srl	Cesena (FC)	Italy	EUR	1,225,000	PLT Wind 2022 SpA	100.00		100.00	F.C.
Enerkall Srl	Cesena (FC)	Italy	EUR	10,000	PLT Energia Srl	100.00		100.00	F.C.
Eni New Energy SpA	San Donato Milanese (MI)	Italy	EUR	9,296,000	Eni Plenitude SpA SB	100.00		100.00	F.C.
Eni Plenitude SpA Società Benefit (former Eni gas e luce SpA Società Benefit)	San Donato Milanese (MI)	Italy	EUR	770,000,000	Eni SpA	100.00		100.00	F.C.
Eolica Pietramontecorvino Srl	Cesena (FC)	Italy	EUR	100,000	PLT Energia Srl	100.00		100.00	F.C.
Eolica Wind Power Srl	Cesena (FC)	Italy	EUR	10,000	PLT Wind 2022 SpA	100.00		100.00	F.C.
Eolo Energie - Corleone - Campofiorito Srl	Cesena (FC)	Italy	EUR	10,000	PLT Wind 2020 Srl	100.00		100.00	F.C.
Evolvere SpA Società Benefit	Milan	Italy	EUR	1,130,000	Eni Plenitude SpA SB	70.52		70.52	F.C.
					Third parties	29.48
Evolvere Venture SpA	Milan	Italy	EUR	50,000	Evolvere SpA Soc.Ben.	100.00		70.52	F.C.
Faren Srl	Cesena (FC)	Italy	EUR	10,000	SEF Green Srl	100.00		100.00	F.C.

(*) F.C. = full consolidation, J.O. = joint operation, Eq. = equity-accounted, Co. = valued at cost, F.V. = valued at fair value.
(a) Controlling interest:	Eni Plenitude SpA SB	100.00

Company name	Registered office	Country of operation	Currency	Share Capital	Shareholders	% Ownership	% Equity ratio	Consolidation or valutation method (*)
FAS Srl	Cesena (FC)	Italy	EUR	119,000	PLT Energia Srl	100.00	100.00	F.C.
Finpower Wind Srl	Milan	Italy	EUR	10,000	Eni New Energy SpA	100.00	100.00	F.C.
Fotovoltaica Pietramontecorvino Srl	Cesena (FC)	Italy	EUR	100,000	SEF Srl	100.00	100.00	F.C.
FV4P Srl	Forlì (FC)	Italy	EUR	10,000	SEF Srl	100.00	100.00	F.C.
Gemsa Solar Srl	Cesena (FC)	Italy	EUR	10,000	SEF Srl	100.00	100.00	F.C.
GPC Uno Srl	Cesena (FC)	Italy	EUR	25,000	SEF Srl	100.00	100.00	F.C.
GPC Due Srl	Cesena (FC)	Italy	EUR	12,000	SEF Srl	100.00	100.00	F.C.
Green Parity Srl	Cesena (FC)	Italy	EUR	10,000	PLT Energia Srl	100.00	100.00	F.C.
Lugo Società Agricola Srl	Cesena (FC)	Italy	EUR	10,000	SEF Solar Srl	100.00	100.00	F.C.
Lugo Solar Tech Srl	Cesena (FC)	Italy	EUR	100,000	SEF Solar Srl	100.00	100.00	F.C.
Marano Solar Srl	Cesena (FC)	Italy	EUR	10,000	SEF Solar Srl	100.00	100.00	F.C.
Marano Solare Srl	Cesena (FC)	Italy	EUR	10,000	SEF Srl	100.00	100.00	F.C.
Marcellinara Wind Srl	Cesena (FC)	Italy	EUR	35,000	PLT Wind 2022 SpA	100.00	100.00	F.C.
Micropower Srl	Cesena (FC)	Italy	EUR	30,000	PLT Wind 2020 Srl	100.00	100.00	F.C.
Molinetto Srl	Cesena (FC)	Italy	EUR	10,000	Faren Srl	100.00	100.00	F.C.
Montefano Energia Srl	Cesena (FC)	Italy	EUR	20,000	SEF Srl	100.00	100.00	F.C.
Monte San Giusto Solar Srl	Cesena (FC)	Italy	EUR	10,000	SEF Srl	100.00	100.00	F.C.
Olivadi Srl	Cesena (FC)	Italy	EUR	100,000	PLT Wind 2020 Srl	100.00	100.00	F.C.
Parco Eolico di Tursi e Colobraro Srl	Cesena (FC)	Italy	EUR	31,000	PLT Wind 2022 SpA	100.00	100.00	F.C.
Pescina Wind Srl	Cesena (FC)	Italy	EUR	50,000	PLT Wind 2020 Srl	100.00	100.00	F.C.
Pieve5 Srl	Cesena (FC)	Italy	EUR	10,000	SEF Solar Srl	100.00	100.00	F.C.
PLT Energia Srl	Cesena (FC)	Italy	EUR	3,865,474	Eni New Energy SpA	100.00	100.00	F.C.
PLT Engineering Srl	Cesena (FC)	Italy	EUR	10,000	PLT Energia Srl	100.00	100.00	F.C.
PLT Puregreen SpA	Cesena (FC)	Italy	EUR	500,000	PLT Energia Srl	100.00	100.00	F.C.
PLT Wind 2020 Srl	Cesena (FC)	Italy	EUR	1,000,000	PLT Energia Srl	100.00	100.00	F.C.
PLT Wind 2022 SpA	Cesena (FC)	Italy	EUR	1,000,000	PLT Energia Srl	100.00	100.00	F.C.

(*) F.C. = full consolidation, J.O. = joint operation, Eq. = equity-accounted, Co. = valued at cost, F.V. = valued at fair value.

Company name	Registered office	Country of operation	Currency	Share Capital	Shareholders	% Ownership	% Equity ratio	Consolidation or valutation method (*)
Pollenza Sole Srl	Cesena (FC)	Italy	EUR	32,500	SEF Srl	100.00	100.00	F.C.
Ravenna 1 FTV Srl	Cesena (FC)	Italy	EUR	10,000	SEF Srl	100.00	100.00	F.C.
RF-AVIO Srl	Cesena (FC)	Italy	EUR	10,000	SEF Srl	100.00	100.00	F.C.
RF-Cavallerizza Srl	Cesena (FC)	Italy	EUR	10,000	SEF Srl	100.00	100.00	F.C.
Ruggiero Wind Srl	Cesena (FC)	Italy	EUR	10,000	PLT Energia Srl	100.00	100.00	F.C.
SAV - Santa Maria Srl	Cesena (FC)	Italy	EUR	10,000	PLT Wind 2022 SpA	100.00	100.00	F.C.
SEA SpA	L'Aquila	Italy	EUR	100,000	Eni Plenitude SpA SB	100.00	100.00	F.C.
SEF Green Srl	Cesena (FC)	Italy	EUR	500	SEF Srl	100.00	100.00	F.C.
SEF Miniwind Srl	Cesena (FC)	Italy	EUR	50,000	SEF Srl	100.00	100.00	F.C.
SEF Solar Abruzzo Srl	Cesena (FC)	Italy	EUR	10,000	SEF Srl	100.00	100.00	F.C.
SEF Solar II Srl	Cesena (FC)	Italy	EUR	1,000	SEF Srl	100.00	100.00	F.C.
SEF Solar Srl	Cesena (FC)	Italy	EUR	120,000	SEF Srl	100.00	100.00	F.C.
SEF Srl	Cesena (FC)	Italy	EUR	25,000	Eni New Energy SpA	100.00	100.00	F.C.
Società Agricola Agricentro Srl	Cesena (FC)	Italy	EUR	10,000	SEF Solar Srl	100.00	100.00	F.C.
Società Agricola Casemurate Srl	Cesena (FC)	Italy	EUR	10,000	SEF Srl	100.00	100.00	F.C.
Società Agricola Forestale Pianura Verde Srl	Cesena (FC)	Italy	EUR	100,000	Soc. Agr. Agricentro Srl	100.00	100.00	F.C.
Società Agricola Isola d'Agri Srl	Cesena (FC)	Italy	EUR	10,000	SEF Solar Srl	100.00	100.00	F.C.
Società Agricola L'Albero Azzurro Srl	Cesena (FC)	Italy	EUR	100,000	Soc. Agr. Agricentro Srl	100.00	100.00	F.C.
Società Agricola SEF Bio Srl	Cesena (FC)	Italy	EUR	10,000	SEF Srl	100.00	100.00	F.C.
Società Energie Rinnovabili 1 SpA	Rome	Italy	EUR	120,000	SER SpA	96.00	100.00	F.C.
					CEF 3 Wind Energy	4.00
Società Energie Rinnovabili SpA	Palermo	Italy	EUR	121,636	CEF 3 Wind Energy	100.00	100.00	F.C.
Timpe Muzzunetti 2 Srl	Cesena (FC)	Italy	EUR	2,500	PLT Energia Srl	70.00	70.00	F.C.
					Third parties	30.00
Vivaro FTV Srl	Cesena (FC)	Italy	EUR	10,000	SEF Srl	100.00	100.00	F.C.
VRG Wind 127 Srl	Cesena (FC)	Italy	EUR	10,000	PLT Energia Srl	100.00	100.00	F.C.
VRG Wind 149 Srl	Cesena (FC)	Italy	EUR	10,000	PLT Wind 2022 SpA	100.00	100.00	F.C.
W-Energy Srl	Cesena (FC)	Italy	EUR	93,000	PLT Energia Srl	100.00	100.00	F.C.

(*) F.C. = full consolidation, J.O. = joint operation, Eq. = equity-accounted, Co. = valued at cost, F.V. = valued at fair value.

Company name	Registered office	Country of operation	Currency	Share Capital	Shareholders	% Ownership	% Equity ratio	Consolidation or valutation method (*)
Wind Park Laterza Srl	San Donato Milanese (MI)	Italy	EUR	10,000	Eni New Energy SpA	100.00	100.00	F.C.
Wind Salandra Srl	Cesena (FC)	Italy	EUR	100,000	PLT Wind 2020 Srl	100.00	100.00	F.C.
Windsol Srl	Cesena (FC)	Italy	EUR	3,250,000	PLT Wind 2020 Srl	100.00	100.00	F.C.
Wind Turbines Engineering 2 Srl	Cesena (FC)	Italy	EUR	5,450,000	PLT Wind 2020 Srl	100.00	100.00	F.C.

OUTSIDE ITALY

Company name	Registered office	Country of operation	Currency	Share Capital	Shareholders	% Ownership	% Equity ratio	Consolidation or valutation method (*)
Adriaplin Podjetje za distribucijo zemeljskega plina doo Ljubljana	Ljubljana (Slovenia)	Slovenia	EUR	12,956,935	Eni Plenitude SpA SB	51.00	51.00	F.C.
					Third parties	49.00
Aleria Solar SAS	Bastia (France)	France	EUR	100	Eni Plen. Op. Fr. SAS	100.00	100.00	F.C.
Alpinia Solar SLU	Madrid (Spain)	Spain	EUR	3,000	Eni Plen. Ren. Lux. Sàrl	100.00	100.00	F.C.
Anberia Invest SLU	Madrid (Spain)	Spain	EUR	3,000	PLT Eng. Spagna SLU	100.00	100.00	F.C.
Argon SAS	Argenteuil (France)	France	EUR	180,000	Eni Plen. Op. Fr. SAS	100.00	100.00	F.C.
Arm Wind Llp	Astana (Kazakhstan)	Kazakhstan	KZT	19,069,100,000	Eni Energy Solutions BV	100.00	100.00	F.C.
Athies-Samoussy Solar PV1 SAS	Argenteuil (France)	France	EUR	68,000	Krypton SAS	100.00	100.00	F.C.
Athies-Samoussy Solar PV2 SAS	Argenteuil (France)	France	EUR	40,000	Krypton SAS	100.00	100.00	F.C.
Athies-Samoussy Solar PV3 SAS	Argenteuil (France)	France	EUR	36,000	Krypton SAS	100.00	100.00	F.C.
Athies-Samoussy Solar PV4 SAS	Argenteuil (France)	France	EUR	14,000	Xenon SAS	100.00	100.00	F.C.
Athies-Samoussy Solar PV5 SAS	Argenteuil (France)	France	EUR	14,000	Xenon SAS	100.00	100.00	F.C.
Belle Magiocche Solaire SAS	Bastia (France)	France	EUR	10,000	Eni Plen. Op. Fr. SAS	100.00	100.00	F.C.
Bonete Solar SLU	Madrid (Spain)	Spain	EUR	3,000	Eni Plen. Ren. Lux. Sàrl	100.00	100.00	F.C.
Brazoria Class B Member Llc	Dover (USA)	USA	USD	1,000	Eni New Energy US Inc	100.00	100.00	F.C.
Brazoria County Solar Project Llc	Dover (USA)	USA	USD	1,000	Brazoria HoldCo Llc	100.00	89.27	F.C.
Brazoria HoldCo Llc	Dover (USA)	USA	USD	206,355,897.15	Brazoria Class B	89.27	89.27	F.C.
					Third parties	10.73
Camelia Solar SLU	Madrid (Spain)	Spain	EUR	3,000	Eni Plen. Ren. Lux. Sàrl	100.00	100.00	F.C.
Celtis Solar SLU	Madrid (Spain)	Spain	EUR	3,000	Eni Plen. Ren. Lux. Sàrl	100.00	100.00	F.C.

(*) F.C. = full consolidation, J.O. = joint operation, Eq. = equity-accounted, Co. = valued at cost, F.V. = valued at fair value.

Company name	Registered office	Country of operation	Currency	Share Capital	Shareholders	% Ownership	% Equity ratio	Consolidation or valutation metho (*)
Corazon Energy Class B Llc	Dover (USA)	USA	USD	100	Eni New Energy US Inc	100.00	100.00	F.C.
Corazon Energy Llc	Dover (USA)	USA	USD	100	Corazon Tax Eq. Part. Llc	100.00	91.74	F.C.
Corazon Energy Services Llc	Dover (USA)	USA	USD	100	Eni New Energy US Inc	100.00	100.00	F.C.
Corazon Tax Equity Partnership Llc	Dover (USA)	USA	USD	199,142,207.16	Corazon En. Class B Llc	91.74	91.74	F.C.
					Third parties	8.26
Corlinter 5000 SLU	Madrid (Spain)	Spain	EUR	3,000	PLT Eng. Spagna SLU	100.00	100.00	F.C.
Desarrollos Empresariales Illas SLU	Madrid (Spain)	Spain	EUR	3,000	Eni Plen. Ren. Lux. Sàrl	100.00	100.00	F.C.
Desarrollos Energéticos Riojanos SL	Villarcayo de Merindad de Castilla la Vieja (Spain)	Spain	EUR	876,042	Eni Plenitude SpA SB	60.00	100.00	F.C.
					Energías Amb. Outes	40.00
Ecovent Parc Eolic SAU	Madrid (Spain)	Spain	EUR	1,037,350	Eni Plenitude SpA SB	100.00	100.00	F.C.
Ekain Renovables SLU	Madrid (Spain)	Spain	EUR	3,000	PLT Eng. Spagna SLU	100.00	100.00	F.C.
Energía Eólica Boreas SLU	Madrid (Spain)	Spain	EUR	3,000	Eni Plenitude SpA SB	100.00	100.00	F.C.
Energías Ambientales de Outes SLU	Madrid (Spain)	Spain	EUR	643,451.49	Eni Plenitude SpA SB	100.00	100.00	F.C.
Energías Alternativas Eolicas Riojanas SL	Logroño (Spain)	Spain	EUR	2,008,901.71	Eni Plenitude SpA SB	57.50	100.00	F.C.
					Desarrollos Energéticos	42.50
Eni Energy Solutions BV	Amsterdam (Netherlands)	Netherlands	EUR	20,000	Eni Plenitude SpA SB	100.00	100.00	F.C.
Eni Gas & Power France SA	Levallois Perret (France)	France	EUR	239,500,800	Eni Plenitude SpA SB	99.99	100.00	F.C.
					Third parties	(..)
Eni New Energy Australia Pty Ltd	Perth (Australia)	Australia	AUD	4	Eni Plenitude SpA SB	100.00	100.00	F.C.
Eni New Energy Batchelor Pty Ltd	Perth (Australia)	Australia	AUD	1	Eni New En. Aus. Pty Ltd	100.00	100.00	F.C.
Eni New Energy Katherine Pty Ltd	Perth (Australia)	Australia	AUD	1	Eni New En. Aus. Pty Ltd	100.00	100.00	F.C.
Eni New Energy Manton Dam Pty Ltd	Perth (Australia)	Australia	AUD	1	Eni New En. Aus. Pty Ltd	100.00	100.00	F.C.
Eni New Energy US Holding Llc	Dover (USA)	USA	USD	100	Eni New Energy US Inc	99.00	100.00	F.C.
					Eni New Energy US Inv. Inc	1.00
Eni New Energy US Inc	Dover (USA)	USA	USD	100	Eni Plenitude SpA SB	100.00	100.00	F.C.
Eni New Energy US Investing Inc	Dover (USA)	USA	USD	1,000	Eni New Energy US Inc	100.00	100.00	F.C.
Eni Plenitude Iberia SLU (former Aldro Energía y Soluciones SLU)	Santander (Spain)	Spain	EUR	3,192,000	Eni Plenitude SpA SB	100.00	100.00	F.C.
Eni Plenitude Operations France SAS (former Dhamma Energy SAS)	Argenteuil (France)	France	EUR	1,116,489.72	Eni Plen. Ren. Lux. Sàrl	100.00	100.00	F.C.
Eni Plenitude Renewables France SAS (former Dhamma Energy Development SAS)	Argenteuil (France)	France	EUR	51,000	Eni Plen. Ren. Lux. Sàrl	100.00	100.00	F.C.

(*) F.C. = full consolidation, J.O. = joint operation, Eq. = equity-accounted, Co. = valued at cost, F.V. = valued at fair value.
Company name	Registered office	Country of operation	Currency	Share Capital	Shareholders	% Ownership	% Equity ratio	Consolidation or valutation method (*)
Eni Plenitude Renewables Hellas Single Member SA	Athens (Greece)	Greece	EUR	627,464	Eni Plenitude SpA SB	100.00	100.00	F.C.
Eni Plenitude Renewables Luxembourg Sàrl (former Dhamma Energy Group Sàrl)	Dudelange (Luxembourg)	Luxembourg	EUR	10,253,560	Eni Plenitude SpA SB	100.00	100.00	F.C.
Eni Plenitude Renewables Spain SLU (former Dhamma Energy Management SLU)	Madrid (Spain)	Spain	EUR	6,680	Eni Plen. Ren. Lux. Sàrl	100.00	100.00	F.C.
Eni Plenitude Rooftop France SAS (former Dhamma Energy Rooftop SAS)	Argenteuil (France)	France	EUR	40,000	Eni Plen. Ren. Lux. Sàrl	100.00	100.00	F.C.
Eolica Cuellar de la Sierra SLU	Madrid (Spain)	Spain	EUR	110,999.77	PLT Spagna SL	100.00	51.00	F.C.
Estanque Redondo Solar SLU	Madrid (Spain)	Spain	EUR	3,000	Eni Plen. Ren. Lux. Sàrl	100.00	100.00	F.C.
Fotovoltaica Escudero SLU	Valencia (Spain)	Spain	EUR	3,000	Eni Plen. Ren. Lux. Sàrl	100.00	100.00	F.C.
Gas Supply Company Thessaloniki-Thessalia SA	Thessaloniki (Greece)	Greece	EUR	13,761,788	Eni Plenitude SpA SB	100.00	100.00	F.C.
Guajillo Energy Storage Llc	Dover (USA)	USA	USD	100	Eni New Energy US H. Llc	100.00	100.00	F.C.
Guilleus Consulting SLU	Madrid (Spain)	Spain	EUR	3,000	PLT Eng. Spagna SLU	100.00	100.00	F.C.
Holding Lanas Solar Sàrl	Argenteuil (France)	France	EUR	100	Eni Plen. Op. Fr. SAS	100.00	100.00	F.C.
Inveese SAS	Bogotà (Colombia)	Colombia	COP	100,000,000	PLT Colombia SAS	75.00	38.25	F.C.
					Third parties	25.00
Ixia Solar SLU	Madrid (Spain)	Spain	EUR	3,000	Eni Plen. Ren. Lux. Sàrl	100.00	100.00	F.C.
Krypton SAS	Argenteuil (France)	France	EUR	180,000	Eni Plen. Op. Fr. SAS	100.00	100.00	F.C.
Lanas Solar SAS	Argenteuil (France)	France	EUR	100	Holding Lanas Solar Sàrl	100.00	100.00	F.C.
Membrio Solar SLU	Madrid (Spain)	Spain	EUR	3,000	Eni Plen. Ren. Lux. Sàrl	100.00	100.00	F.C.
Miburia Trade SLU	Madrid (Spain)	Spain	EUR	3,000	PLT Eng. Spagna SLU	100.00	100.00	F.C.
Olea Solar SLU	Madrid (Spain)	Spain	EUR	3,000	Eni Plen. Ren. Lux. Sàrl	100.00	100.00	F.C.
Opalo Solar SLU	Madrid (Spain)	Spain	EUR	3,000	Eni Plen. Ren. Lux. Sàrl	100.00	100.00	F.C.
Pistacia Solar SLU	Madrid (Spain)	Spain	EUR	3,000	Eni Plen. Ren. Lux. Sàrl	100.00	100.00	F.C.
PLT Colombia SAS	Bogotà (Colombia)	Colombia	COP	510,840,000	PLT Energia Srl	51.00	51.00	F.C.
					Third parties	49.00
PLT Engineering Colombia SAS	Bogotà (Colombia)	Colombia	COP	1,000,000	PLT Engineering Srl	60.00	60.00	F.C.
					Third parties	40.00
PLT Engineering Romania Srl	Cluj-Napoca (Romania)	Romania	RON	4,400	PLT Engineering Srl	95.00	100.00	F.C.
					Micropower Srl	5.00
PLT Engineering Spagna SLU	Madrid (Spain)	Spain	EUR	3,000	PLT Engineering Srl	100.00	100.00	F.C.
PLT Spagna SL	Madrid (Spain)	Spain	EUR	100,000	PLT Energia Srl	51.00	51.00	F.C.
					Third parties	49.00

(*) F.C. = full consolidation, J.O. = joint operation, Eq. = equity-accounted, Co. = valued at cost, F.V. = valued at fair value.

Company name	Registered office	Country of operation	Currency	Share Capital	Shareholders	% Ownership		% Equity ratio	Consolidation or valutation method (*)
POP Solar SAS	Argenteuil (France)	France	EUR	1,000	Eni Plen. Ren. Lux. Sàrl	100.00		100.00	F.C.
Punes Trade SLU	Madrid (Spain)	Spain	EUR	3,000	PLT Eng. Spagna SLU	100.00		100.00	F.C.
SKGRPV1 Single Member Private Company	Athens (Greece)	Greece	EUR	14,600	Eni Plen. Renew. Hellas	100.00		100.00	F.C.
SKGRPV2 Single Member Private Company	Athens (Greece)	Greece	EUR	14,600	Eni Plen. Renew. Hellas	100.00		100.00	F.C.
SKGRPV3 Single Member Private Company	Athens (Greece)	Greece	EUR	14,600	Eni Plen. Renew. Hellas	100.00		100.00	F.C.
SKGRPV4 Single Member Private Company	Athens (Greece)	Greece	EUR	13,600	Eni Plen. Renew. Hellas	100.00		100.00	F.C.
SKGRPV5 Single Member Private Company	Athens (Greece)	Greece	EUR	13,600	Eni Plen. Renew. Hellas	100.00		100.00	F.C.
SKGRPV6 Single Member Private Company	Athens (Greece)	Greece	EUR	19,300	Eni Plen. Renew. Hellas	100.00		100.00	F.C.
SKGRPV7 Single Member Private Company	Athens (Greece)	Greece	EUR	31,000	Eni Plen. Renew. Hellas	100.00		100.00	F.C.
SKGRPV8 Single Member Private Company	Athens (Greece)	Greece	EUR	19,200	Eni Plen. Renew. Hellas	100.00		100.00	F.C.
SKGRPV9 Single Member Private Company	Athens (Greece)	Greece	EUR	19,200	Eni Plen. Renew. Hellas	100.00		100.00	F.C.
SKGRPV10 Single Member Private Company	Athens (Greece)	Greece	EUR	18,800	Eni Plen. Renew. Hellas	100.00		100.00	F.C.
SKGRPV11 Single Member Private Company	Athens (Greece)	Greece	EUR	25,300	Eni Plen. Renew. Hellas	100.00		100.00	F.C.
SKGRPV12 Single Member Private Company	Athens (Greece)	Greece	EUR	19,000	Eni Plen. Renew. Hellas	100.00		100.00	F.C.
SKGRPV13 Single Member Private Company	Athens (Greece)	Greece	EUR	30,900	Eni Plen. Renew. Hellas	100.00		100.00	F.C.
SKGRPV14 Single Member Private Company	Athens (Greece)	Greece	EUR	39,900	Eni Plen. Renew. Hellas	100.00		100.00	F.C.
SKGRPV15 Single Member Private Company	Athens (Greece)	Greece	EUR	19,000	Eni Plen. Renew. Hellas	100.00		100.00	F.C.
SKGRPV16 Single Member Private Company	Athens (Greece)	Greece	EUR	19,000	Eni Plen. Renew. Hellas	100.00		100.00	F.C.
SKGRPV17 Single Member Private Company	Athens (Greece)	Greece	EUR	10,200	Eni Plen. Renew. Hellas	100.00		100.00	F.C.
SKGRPV18 Single Member Private Company	Athens (Greece)	Greece	EUR	5,200	Eni Plen. Renew. Hellas	100.00		100.00	F.C.
SKGRPV19 Single Member Private Company	Athens(Greece)	Greece	EUR	12,200	Eni Plen. Renew. Hellas	100.00		100.00	F.C.
SKGRPV20 Single Member Private Company	Athens (Greece)	Greece	EUR	12,200	Eni Plen. Renew. Hellas	100.00		100.00	F.C.
Tebar Solar SLU	Madrid (Spain)	Spain	EUR	3,000	Eni Plen. Ren. Lux. Sàrl	100.00		100.00	F.C.
Xenon SAS	Argenteuil (France)	France	EUR	1,500,100	Eni Plen. Op. Fr. SAS	0.01	(a)	100.00	F.C.
					Third parties	99.99
Zinnia Solar SLU	Madrid (Spain)	Spain	EUR	3,000	Eni Plen. Ren. Lux. Sàrl	100.00		100.00	F.C.

(*) F.C. = full consolidation, J.O. = joint operation, Eq. = equity-accounted, Co. = valued at cost, F.V. = valued at fair value.
(a) Controlling interest:	Eni Plenitude Operations France SAS	100.00

Power IN ITALY
Company name	Registered office	Country of operation	Currency	Share Capital	Shareholders	% Ownership	% Equity ratio	Consolidation or valutation method (*)
EniPower Mantova SpA	San Donato Milanese (MI)	Italy	EUR	144,000,000	EniPower SpA	86.50	44.12	F.C.
					Third parties	13.50
EniPower SpA	San Donato Milanese (MI)	Italy	EUR	200,000,000	Eni SpA	51.00	51.00	F.C.
					Third parties	49.00

(*) F.C. = full consolidation, J.O. = joint operation, Eq. = equity-accounted, Co. = valued at cost, F.V. = valued at fair value.

CORPORATE AND OTHER ACTIVITIES

Corporate and financial companies

IN ITALY

Company name	Registered office	Country of operation	Currency	Share Capital	Shareholders	% Ownership	% Equity ratio	Consolidation or valutation method (*)
Agenzia Giornalistica Italia SpA	Rome	Italy	EUR	2,000,000	Eni SpA	100.00	100.00	F.C.
D-Share SpA	Milan	Italy	EUR	121,719.25	AGI SpA	100.00	100.00	F.C.
Eni Corporate University SpA	San Donato Milanese (MI)	Italy	EUR	3,360,000	Eni SpA	100.00	100.00	F.C.
Eni Energia Italia Srl	San Donato Milanese (MI)	Italy	EUR	50,000	Eni SpA	100.00		Co.
Eni Trading & Shipping SpA (in liquidation)	Rome	Italy	EUR	334,171	Eni SpA	100.00		Co.
EniProgetti SpA	Venezia Marghera (VE)	Italy	EUR	2,064,000	Eni SpA	100.00	100.00	F.C.
Eni Servizi SpA	San Donato Milanese (MI)	Italy	EUR	13,427,419.08	Eni SpA	100.00	100.00	F.C.
Eniverse Ventures Srl (former Eni Nuova Energia Srl)	San Donato Milanese (MI)	Italy	EUR	50,000	Eni SpA	100.00		Co.
Serfactoring SpA (in liquidation)	San Donato Milanese (MI)	Italy	EUR	5,160,000	Eni SpA	100.00	100.00	F.C.
Servizi Aerei SpA	San Donato Milanese (MI)	Italy	EUR	48,205,536	Eni SpA	100.00	100.00	F.C.

OUTSIDE ITALY

Company name	Registered office	Country of operation	Currency	Share Capital	Shareholders	% Ownership	% Equity ratio	Consolidation or valutation method (*)
Banque Eni SA	Bruxelles (Belgium)	Belgium	EUR	50,000,000	Eni International BV	99.90	100.00	F.C.
					Eni Oil Holdings BV	0.10
Eni Finance International SA	Bruxelles (Belgium)	Belgium	USD	1,480,365,336	Eni International BV	66.39	100.00	F.C.
					Eni SpA	33.61
Eni Finance USA Inc	Dover (USA)	USA	USD	2,500,000	Eni Petroleum Co Inc	100.00	100.00	F.C.
Eni Insurance DAC	Dublin (Ireland)	Ireland	EUR	500,000,000	Eni SpA	100.00	100.00	F.C.
Eni International BV	Amsterdam (Netherlands)	Netherlands	EUR	641,683,425	Eni SpA	100.00	100.00	F.C.
Eni International Resources Ltd	London (United Kingdom)	United Kingdom	GBP	50,000	Eni SpA	99.99	100.00	F.C.
					Eni UK Ltd	(..)
Eni Next Llc	Dover (USA)	USA	USD	100	Eni Petroleum Co Inc	100.00	100.00	F.C.
EniProgetti Egypt Ltd	Cairo (Egypt)	Egypt	EGP	50,000	EniProgetti SpA	99.00		Eq.
					Eni SpA	1.00

(*) F.C. = full consolidation, J.O. = joint operation, Eq. = equity-accounted, Co. = valued at cost, F.V. = valued at fair value.

Other activities

IN ITALY

Company name	Registered office	Country of operation	Currency	Share Capital	Shareholders	% Ownership	% Equity ratio	Consolidation or valutation method (*)
Eni Rewind SpA	San Donato Milanese (MI)	Italy	EUR	101,950,844.46	Eni SpA	99.99	100.00	F.C.
					Third parties	(..)
Industria Siciliana Acido Fosforico - ISAF - SpA (in liquidation)	Gela (CL)	Italy	EUR	1,300,000	Eni Rewind SpA	52.00		Eq.
					Third parties	48.00

OUTSIDE ITALY

Company name	Registered office	Country of operation	Currency	Share Capital	Shareholders	% Ownership	% Equity ratio	Consolidation or valutation method (*)
Eni Rewind International BV	Amsterdam (Netherlands)	Netherlands	EUR	20,000	Eni International BV	100.00		Eq.
Oleodotto del Reno SA	Coira (Switzerland)	Switzerland	CHF	1,550,000	Eni Rewind SpA	100.00		Eq.

(*) F.C. = full consolidation, J.O. = joint operation, Eq. = equity-accounted, Co. = valued at cost, F.V. = valued at fair value

JOINT ARRANGEMENTS AND ASSOCIATES

EXPLORATION & PRODUCTION

IN ITALY

Company name	Registered office	Country of operation	Currency	Share Capital	Shareholders	% Ownership	% Equity ratio	Consolidation or valutation method (*)
Agri-Energy Srl (†)	Jolanda di Savoia (FE)	Italy	EUR	50,000	Eni Natural Energies SpA	50.00		Eq.
					Third parties	50.00
Azule Energy Angola SpA (former Eni Angola SpA)	San Donato Milanese (MI)	Angola	EUR	20,200,000	Azule Energy Hold. Ltd	100.00
Mozambique Rovuma Venture SpA (†)	San Donato Milanese (MI)	Mozambique	EUR	20,000,000	Eni SpA	35.71		Eq.
					Third parties	64.29

OUTSIDE ITALY

Company name	Registered office	Country of operation	Currency	Share Capital	Shareholders	% Ownership	% Equity ratio	Consolidation or valutation method (*)
Agiba Petroleum Co(†)	Cairo (Egypt)	Egypt	EGP	20,000	Ieoc Production BV	50.00		Co.
					Third parties	50.00
Angola JVCO Ltd	Sunbury-On-Thames (United Kingdom)	Angola	USD	1,000	Azule Energy Hold. Ltd	100.00
Ashrafi Island Petroleum Co (in liquidation)	Cairo (Egypt)	Egypt	EGP	20,000	Ieoc Production BV	25.00		Co.
					Third parties	75.00
Azule Energy Gas Supply Services Inc	Houston (USA)	USA	USD	1,000	Azule Energy Hold. Ltd	100.00
Azule Energy Holdings Ltd (†)	London (United Kingdom)	United Kingdom	USD	1,000,000	Eni International BV	50.00		Eq.
					Third parties	50.00
Barentsmorneftegaz Sàrl (†)	Luxembourg (Luxembourg)	Russia	USD	20,000	Eni Energy Russia BV	33.33		Eq.
					Third parties	66.67
BP Angola (Block 18) BV	Rotterdam (Netherlands)	Angola	EUR	2,275,625.42	Angola JVCO Ltd	100.00
BP Exploration Angola (Kwanza Benguela) Ltd	Sunbury-On-Thames (United Kingdom)	Angola	USD	1	Angola JVCO Ltd	100.00
BP Exploration (Angola) Ltd	Sunbury-On-Thames (United Kingdom)	Angola	USD	1,000,000	Angola JVCO Ltd	100.00
BP Gas Supply (Angola) Llc	Wilmington (USA)	Angola	USD	12,800,000	Azule En. Gas Sup. S. Inc	100.00
Cabo Delgado Gas Development Limitada (†)	Maputo (Mozambique)	Mozambique	MZN	2,500,000	Eni Mozamb. LNG H. BV	50.00		Co.
					Third parties	50.00
Cardón IV SA (†)	Caracas (Venezuela)	Venezuela	VED	0	Eni Venezuela BV	50.00		Eq.
					Third parties	50.00
Compañia Agua Plana SA	Caracas (Venezuela)	Venezuela	VED	0	Eni Venezuela BV	26.00		Co.
					Third parties	74.00
Coral FLNG SA	Maputo (Mozambique)	Mozambique	MZN	100,000,000	Eni Mozamb. LNG H. BV	25.00		Eq.
					Third parties	75.00

(*) F.C. = full consolidation, J.O. = joint operation, Eq. = equity-accounted, Co. = valued at cost, F.V. = valued at fair value.

(†) Jointly controlled entity.

OUTSIDE ITALY

Company name	Registered office	Country of operation	Currency	Share Capital		Shareholders	% Ownership	% Equity ratio	Consolidation or valutation method (*)
Coral South FLNG DMCC	Dubai (United Arab Emirates)	United Arab Emirates	AED	500,000		Eni Mozamb. LNG H. BV	25.00		Eq.
						Third parties	75.00
East Delta Gas Co (in liquidation)	Cairo (Egypt)	Egypt	EGP	20,000		Ieoc Production BV	37.50		Co.
						Third parties	62.50
East Kanayis Petroleum Co (†)	Cairo (Egypt)	Egypt	EGP	20,000		Ieoc Production BV	50.00		Co.
						Third parties	50.00
East Obaiyed Petroleum Co (†)	Cairo (Egypt)	Egypt	EGP	20,000		Ieoc Production BV	50.00		Co.
						Third parties	50.00
El Temsah Petroleum Co	Cairo (Egypt)	Egypt	EGP	20,000		Ieoc Production BV	25.00		Co.
						Third parties	75.00
El-Fayrouz Petroleum Co (†) (in liquidation)	Cairo (Egypt)	Egypt	EGP	20,000		Ieoc Exploration BV	50.00
						Third parties	50.00
Eni Angola Exploration BV	Amsterdam (Netherlands)	Angola	EUR	20,000		Azule Energy Hold. Ltd	100.00
Eni Angola Production BV	Amsterdam (Netherlands)	Angola	EUR	20,000		Azule Energy Hold. Ltd	100.00
Fedynskmorneftegaz Sàrl (†)	Luxembourg (Luxembourg)	Russia	USD	20,000		Eni Energy Russia BV	33.33		Eq.
						Third parties	66.67
Isatay Operating Company Llp (†)	Astana (Kazakhstan)	Kazakhstan	KZT	400,000		Eni Isatay	50.00		Co.
						Third parties	50.00
Karachaganak Petroleum Operating BV	Amsterdam (Netherlands)	Kazakhstan	EUR	20,000		Agip Karachaganak BV	29.25		Co.
						Third parties	70.75
Khaleej Petroleum Co Wll	Safat (Kuwait)	Kuwait	KWD	250,000		Eni Middle E. Ltd	49.00		Eq.
						Third parties	51.00
Liberty National Development Co Llc	Wilmington (USA)	USA	USD	0	(a)	Eni Oil & Gas Inc	32.50		Eq.
						Third parties	67.50
Mediterranean Gas Co	Cairo (Egypt)	Egypt	EGP	20,000		Ieoc Production BV	25.00		Co.
						Third parties	75.00
Meleiha Petroleum Company (†)	Cairo (Egypt)	Egypt	EGP	20,000		Ieoc Production BV	50.00		Co.
						Third parties	50.00
Mellitah Oil & Gas BV (†)	Amsterdam (Netherlands)	Libya	EUR	20,000		Eni North Africa BV	50.00		Co.
						Third parties	50.00
Nile Delta Oil Co Nidoco	Cairo (Egypt)	Egypt	EGP	20,000		Ieoc Production BV	37.50		Co.
						Third parties	62.50
Norpipe Terminal Holdco Ltd	London (United Kingdom)	Norway	GBP	55.69		Eni SpA	14.20		Eq.
						Third parties	85.80
North Bardawil Petroleum Co (in liquidation)	Cairo (Egypt)	Egypt	EGP	20,000		Ieoc Exploration BV	30.00
						Third parties	70.00
North El Burg Petroleum Co	Cairo (Egypt)	Egypt	EGP	20,000		Ieoc Production BV	25.00		Co.
						Third parties	75.00
Petrobel Belayim Petroleum Co (†)	Cairo (Egypt)	Egypt	EGP	20,000		Ieoc Production BV	50.00		Co.
						Third parties	50.00
PetroBicentenario SA (†)	Caracas (Venezuela)	Venezuela	VED	0		Eni Lasmo Plc	40.00		Eq.
						Third parties	60.00
PetroJunín SA (†)	Caracas (Venezuela)	Venezuela	VED	0.02		Eni Lasmo Plc	40.00		Eq.
						Third parties	60.00

(*) F.C. = full consolidation, J.O. = joint operation, Eq. = equity-accounted, Co. = valued at cost, F.V. = valued at fair value.

(†) Jointly controlled entity.

(a) Shares without nominal value.

Company name	Registered office	Country of operation	Currency	Share Capital	Shareholders	% Ownership	% Equity ratio	Consolidation or valutation method (*)
PetroSucre SA	Caracas (Venezuela)	Venezuela	VED	0	Eni Venezuela BV	26.00		Eq.
					Third parties	74.00
Pharaonic Petroleum Co	Cairo (Egypt)	Egypt	EGP	20,000	Ieoc Production BV	25.00		Co.
					Third parties	75.00
Port Said Petroleum Co (†)	Cairo (Egypt)	Egypt	EGP	20,000	Ieoc Production BV	50.00		Co.
					Third parties	50.00
Qatar Liquefied Gas Company Limited (9)	Doha (Qatar)	Qatar	USD	1,175,885,000	Eni Qatar BV	25.00		Eq.
					Third parties	75.00
Raml Petroleum Co	Cairo (Egypt)	Egypt	EGP	20,000	Ieoc Production BV	22.50		Co.
					Third parties	77.50
Ras Qattara Petroleum Co	Cairo (Egypt)	Egypt	EGP	20,000	Ieoc Production BV	37.50		Co.
					Third parties	62.50
Rovuma LNG Investment (DIFC) Ltd	Dubai (United Arab Emirates)	Mozambique	USD	50,000	Eni Mozamb. LNG H. BV	25.00		Eq.
					Third parties	75.00
Rovuma LNG SA	Maputo (Mozambique)	Mozambique	MZN	100,000,000	Eni Mozamb. LNG H. BV	25.00		Eq.
					Third parties	75.00
Shorouk Petroleum Company	Cairo (Egypt)	Egypt	EGP	20,000	Ieoc Production BV	25.00		Co.
					Third parties	75.00
Société Centrale Electrique du Congo SA	Pointe-Noire (Republic of the Congo)	Republic of the Congo	XAF	44,732,000,000	Eni Congo SA	20.00		Eq.
					Third parties	80.00
Société Italo Tunisienne d’Exploitation Pétrolière SA (†)	Tunis (Tunisia)	Tunisia	TND	5,000,000	Eni Tunisia BV	50.00		Eq.
					Third parties	50.00
Sodeps - Société de Developpement et d’Exploitation du Permis du Sud SA (†)	Tunis (Tunisia)	Tunisia	TND	100,000	Eni Tunisia BV	50.00		Co.
					Third parties	50.00
Solenova Ltd (†)	London (United Kingdom)	Angola	USD	1,580,000	Eni E&P Holding BV	50.00		Co.
					Third parties	50.00
Thekah Petroleum Co (in liquidation)	Cairo (Egypt)	Egypt	EGP	20,000	Ieoc Exploration BV	25.00
					Third parties	75.00
United Gas Derivatives Co	New Cairo (Egypt)	Egypt	USD	153,000,000	Eni International BV	33.33		Eq.
					Third parties	66.67
Vår Energi ASA (#)	Sandnes (Norway)	Norway	NOK	399,425,000	Eni International BV	63.08		Eq.
					Third parties	36.92
VIC CBM Ltd (†)	London (United Kingdom)	Indonesia	USD	52,315,912	Eni Lasmo Plc	50.00		Eq.
					Third parties	50.00
Virginia Indonesia Co CBM Ltd (†)	London (United Kingdom)	Indonesia	USD	25,631,640	Eni Lasmo Plc	50.00		Eq.
					Third parties	50.00
West Ashrafi Petroleum Co (†) (in liquidation)	Cairo (Egypt)	Egypt	EGP	20,000	Ieoc Exploration BV	50.00
					Third parties	50.00

(*) F.C. = full consolidation, J.O. = joint operation, Eq. = equity-accounted, Co. = valued at cost, F.V. = valued at fair value.

(#) Company with shares quoted on regulated market of extra-EU countries.

(†) Jointly controlled entity.

GLOBAL GAS & LNG PORTFOLIO

IN ITALY

Company name	Registered office	Country of operation	Currency	Share Capital	Shareholders	% Ownership	% Equity ratio	Consolidation or valutation method (*)
Mariconsult SpA (†)	Milan	Italy	EUR	120,000	Eni Corridor Srl	50.00		Eq.
					Third parties	50.00
Transmed SpA (†)	Milan	Italy	EUR	240,000	Eni Corridor Srl	50.00		Eq.
					Third parties	50.00

OUTSIDE ITALY

Company name	Registered office	Country of operation	Currency	Share Capital	Shareholders	% Ownership	% Equity ratio		Consolidation or valutation method (*)
Blue Stream Pipeline Co BV (†)	Amsterdam (Netherlands)	Russia	USD	22,000	Eni International BV	50.00	74.62	(a)	J.O.
					Third parties	50.00
Damietta LNG (DLNG) SAE (†)	Damietta (Egypt)	Egypt	USD	375,000,000	Eni Gas Liquef. BV	50.00	50.00		J.O.
					Third parties	50.00
DLNG Service SAE (†) (former SEGAS Services SAE)	Damietta (Egypt)	Egypt	USD	1,000,000	Damietta LNG	98.00	50.00		J.O.
					Eni Gas Liquef. BV	1.00
					Third parties	1.00
GreenStream BV (†)	Amsterdam (Netherlands)	Libya	EUR	200,000,000	Eni North Africa BV	50.00	50.00		J.O.
					Third parties	50.00
Premium Multiservices SA	Tunis (Tunisia)	Tunisia	TND	200,000	Sergaz SA	49.99			Eq.
					Third parties	50.01
SAMCO Sagl	Lugano (Switzerland)	Switzerland	CHF	20,000	Transmed. Pip. Co Ltd	90.00			Eq.
					Eni Corridor Srl	5.00
					Third parties	5.00
Société Energies Renouvelables Eni-ETAP SA (†)	Tunis (Tunisia)	Tunisia	TND	1,000,000	Eni International BV	50.00			Eq.
					Third parties	50.00
Transmediterranean Pipeline Co Ltd (†)	St. Helier(Jersey)	Jersey	USD	10,310,000	Eni Corridor Srl	50.00	50.00		J.O.
					Third parties	50.00

(*) F.C. = full consolidation, J.O. = joint operation, Eq. = equity-accounted, Co. = valued at cost, F.V. = valued at fair value.

(†) Jointly controlled entity.

(a) Equity ratio equal to the Eni's working interest.

REFINING & MARKETING AND CHEMICAL

Refining & Marketing

IN ITALY

Company name	Registered office	Country of operation	Currency	Share Capital	Shareholders	% Ownership	% Equity ratio	Consolidation or valutation method (*)
Arezzo Gas SpA (†)	Arezzo	Italy	EUR	394,000	Ecofuel SpA	50.00		Eq.
					Third parties	50.00
CePIM Centro Padano Interscambio Merci SpA	Fontevivo (PR)	Italy	EUR	6,642,928.32	Ecofuel SpA	44.78		Eq.
					Third parties	55.22
Consorzio Operatori GPL di Napoli	Napoli	Italy	EUR	102,000	Ecofuel SpA	25.00		Co.
					Third parties	75.00
Costiero Gas Livorno SpA (†)	Livorno	Italy	EUR	26,000,000	Ecofuel SpA	65.00	65.00	J.O.
					Third parties	35.00
Disma SpA	Segrate (MI)	Italy	EUR	2,600,000	Ecofuel SpA	25.00		Eq.
					Third parties	75.00
Porto Petroli di Genova SpA	Genova	Italy	EUR	2,068,000	Ecofuel SpA	40.50		Eq.
					Third parties	59.50
Raffineria di Milazzo ScpA (†)	Milazzo (ME)	Italy	EUR	171,143,000	Eni SpA	50.00	50.00	J.O.
					Third parties	50.00
Seram SpA	Fiumicino (RM)	Italy	EUR	852,000	Eni SpA	25.00		Eq.
					Third parties	75.00
Sigea Sistema Integrato Genova Arquata SpA	Genova	Italy	EUR	3,326,900	Ecofuel SpA	35.00		Eq.
					Third parties	65.00
Società Oleodotti Meridionali - SOM SpA (†)	Rome	Italy	EUR	3,085,000	Eni SpA	70.00		Eq.
					Third parties	30.00
South Italy Green Hydrogen Srl (†)	Rome	Italy	EUR	10,000	Eni SpA	50.00		Eq.
					Third parties	50.00

OUTSIDE ITALY

Company name	Registered office	Country of operation	Currency	Share Capital	Shareholders	% Ownership	% Equity ratio	Consolidation or valutation method (*)
Abu Dhabi Oil Refining Company (TAKREER)	Abu Dhabi (United Arab Emirates)	United Arab Emirates	AED	500,000,000	Eni Abu Dhabi R&T	20.00		Eq.
					Third parties	80.00
ADNOC Global Trading Ltd	Abu Dhabi (United Arab Emirates)	United Arab Emirates	USD	100,000,000	Eni Abu Dhabi R&T	20.00		Eq.
					Third parties	80.00
AET - Raffineriebeteiligungsgesellschaft mbH (†)	Schwedt (Germany)	Germany	EUR	27,000	Eni Deutsch. GmbH	33.33		Eq.
					Third parties	66.67
Bayernoil Raffineriegesellschaft mbH (†)	Vohburg (Germany)	Germany	EUR	10,226,000	Eni Deutsch. GmbH	20.00	20.00	J.O.
					Third parties	80.00
City Carburoil SA (†)	Monteceneri (Switzerland)	Switzerland	CHF	6,000,000	Eni Suisse SA	49.91		Eq.
					Third parties	50.09
Egyptian International Gas Technology Co	New Cairo (Egypt)	Egypt	EGP	100,000,000	Eni International BV	40.00		Eq.
					Third parties	60.00

(*) F.C. = full consolidation, J.O. = joint operation, Eq. = equity-accounted, Co. = valued at cost, F.V. = valued at fair value.

(†) Jointly controlled entity.

Company name	Registered office	Country of operation	Currency	Share Capital	Shareholders	% Ownership		% Equity ratio		Consolidation or valutation method (*)
ENEOS Italsing Pte Ltd	Singapore (Singapore)	Singapore	SGD	12,000,000	Eni International BV	22.50				Eq.
					Third parties	77.50
Fuelling Aviation Services GIE	Tremblay-en-France (France)	France	EUR	0	Eni France Sàrl	25.00				Co.
					Third parties	75.00

Mediterranée Bitumes SA	Tunis (Tunisia)	Tunisia	TND	1,000,000	Eni International BV	34.00				Eq.
					Third parties	66.00
Routex BV	Amsterdam (Netherlands)	Netherlands	EUR	67,500	Eni Sust. Mobility SpA	20.00	(a)			Eq.
					Routex BV	20.00
					Third parties	60.00
Saraco SA	Meyrin (Switzerland)	Switzerland	CHF	420,000	Eni Suisse SA	20.00				Co.
					Third parties	80.00
Supermetanol CA (†)	Jose Puerto La Cruz (Venezuela)	Venezuela	VED	0	Ecofuel SpA	34.51		50.00	(b)	J.O.
					Supermetanol CA	30.07
					Third parties	35.42
TBG Tanklager Betriebsgesellschaft GmbH (†)	Salzburg (Austria)	Austria	EUR	43,603.70	Eni Marketing A. GmbH	50.00				Eq.
					Third parties	50.00
Weat Electronic Datenservice GmbH	Düsseldorf (Germany)	Germany	EUR	409,034	Eni Deutsch. GmbH	20.00				Eq.
					Third parties	80.00

(*) F.C. = full consolidation, J.O. = joint operation, Eq. = equity-accounted, Co. = valued at cost, F.V. = valued at fair value.
(†) Jointly controlled entity.
(a) Controlling interest:	Eni Sustainable Mobility SpA	25.00
	Third parties	75.00
(b) Equity ratio equal to the Eni's working interest.

Chemical

IN ITALY

Company name	Registered office	Country of operation	Currency	Share Capital	Shareholders	% Ownership	% Equity ratio	Consolidation or valutation method (*)
Brindisi Servizi Generali Scarl	Brindisi	Italy	EUR	1,549,060	Versalis SpA	49.00		Eq.
					Eni Rewind SpA	20.20
					EniPower SpA	8.90
					Third parties	21.90
IFM Ferrara ScpA	Ferrara	Italy	EUR	5,304,464	Versalis SpA	19.61		Eq.
					Eni Rewind SpA	11.51
					S.E.F. Srl	10.63
					Third parties	58.25
Matrìca SpA (†)	Porto Torres (SS)	Italy	EUR	37,500,000	Versalis SpA	50.00		Eq.
					Third parties	50.00
Novamont SpA	Novara	Italy	EUR	20,000,000	Versalis SpA	35.00		Eq.
					Third parties	65.00
Priolo Servizi ScpA	Melilli (SR)	Italy	EUR	28,100,000	Versalis SpA	37.22		Eq.
					Eni Rewind SpA	5.65
					Third parties	57.13
Ravenna Servizi Industriali ScpA	Ravenna	Italy	EUR	5,597,400	Versalis SpA	42.13		Eq.
					EniPower SpA	30.37
					Ecofuel SpA	1.85
					Third parties	25.65
Servizi Porto Marghera Scarl	Venezia Marghera (VE)	Italy	EUR	8,695,718	Versalis SpA	48.44		Eq.
					Eni Rewind SpA	38.39
					Third parties	13.17

OUTSIDE ITALY

Company name	Registered office	Country of operation	Currency	Share Capital	Shareholders	% Ownership	% Equity ratio	Consolidation or valutation method (*)
Lotte Versalis Elastomers Co Ltd (†)	Yeosu (South Korea)	South Korea	KRW	551,800,000,000	Versalis SpA	50.00		Eq.
					Third parties	50.00
Versalis Chem-invest Llp (†)	Uralsk City (Kazakhstan)	Kazakhstan	KZT	64,194,000	Versalis International SA	49.00		Eq.
					Third parties	51.00
VPM Oilfield Specialty Chemicals Llc (†)	Abu Dhabi(United Arab Emirates)	United Arab Emirates	AED	1,000,000	Versalis International SA	49.00		Eq.
					Third parties	51.00

(*) F.C. = full consolidation, J.O. = joint operation, Eq. = equity-accounted, Co. = valued at cost, F.V. = valued at fair value.

(†) Jointly controlled entity.

PLENITUDE & POWER Plenitude IN ITALY

Company name	Registered office	Country of operation	Currency	Share Capital	Shareholders	% Ownership	% Equity ratio	Consolidation or valutation method (*)
Bettercity SpA	Bergamo	Italy	EUR	50,000	Eni Plenitude SpA SB	50.00		Eq.
					Third parties	50.00
E-Prosume Srl (†) (in liquidation)	Milan	Italy	EUR	100,000	Evolvere Venture SpA	50.00		Eq.
					Third parties	50.00
Evogy Srl Società Benefit	Seriate (BG)	Italy	EUR	11,785.71	Evolvere Venture SpA	45.45		Eq.
					Third parties	54.55
GreenIT SpA (†)	San Donato Milanese (MI)	Italy	EUR	50,000	Eni Plenitude SpA SB	51.00		Eq.
					Third parties	49.00
Hergo Renewables SpA (†)	Milan	Italy	EUR	50,000	Eni Plenitude SpA SB	65.00		Eq.
					Third parties	35.00
Renewable Dispatching Srl	Milan	Italy	EUR	200,000	Evolvere Venture SpA	40.00		Eq.
					Third parties	60.00
Siel Agrisolare Srl (†)	Cesena (FC)	Italy	EUR	10,000	SEF Srl	51.00		Eq.
					Third parties	49.00
Tate Srl	Bologna	Italy	EUR	408,509.29	Evolvere Venture SpA	36.00		Eq.
					Third parties	64.00
OUTSIDE ITALY
Company name	Registered office	Country of operation	Currency	Share Capital	Shareholders	% Ownership	% Equity ratio	Consolidation or valutationbmethod(*)
Bluebell Solar Class A Holdings II Llc	Wilmington (USA)	USA	USD	82,351,634	Eni New Energy US Inc	99.00		Eq.
					Third parties	1.00
Clarensac Solar SAS	Meyreuil (France)	France	EUR	25,000	Eni Plen. Op. Fr. SAS	40.00		Eq.
					Third parties	60.00
Enera Conseil SAS (†)	Clichy (France)	France	EUR	9,690	Eni G&P France SA	51.00		Eq.
					Third parties	49.00
EnerOcean SL (†)	Malaga (Spain)	Spain	EUR	409,784	Eni Plenitude SpA SB	25.00		Eq.
					Third parties	75.00
Novis Renewables Holdings Llc	Wilmington (USA)	USA	USD	100	Eni New Energy US Inc	49.00		Eq.
					Third parties	51.00
Novis Renewables Llc (†)	Wilmington (USA)	USA	USD	100	Eni New Energy US Inc	50.00		Eq.
					Third parties	50.00
POW - Polish Offshore Wind-Co Sp zoo (†)	Warsaw (Poland)	Poland	PLN	5,000	Eni En. Solutions BV	95.00		Eq.
					Third parties	5.00
Vårgrønn AS (†)	Stavanger (Norway)	Norway	NOK	400,000	Eni En. Solutions BV	65.00		Eq.
					Third parties	35.00

(*) F.C. = full consolidation, J.O. = joint operation, Eq. = equity-accounted, Co. = valued at cost, F.V. = valued at fair value.
(†) Jointly controlled entity.

Power IN ITALY

Company name	Registered office	Country of operation	Currency	Share Capital	Shareholders	% Ownership	% Equity ratio	Consolidation or valutation method (*)
Società EniPower Ferrara Srl (†)	San Donato Milanese (MI)	Italy	EUR	140,000,000	EniPower SpA	51.00	26.01	J.O.
					Third parties	49.00

CORPORATE AND OTHER ACTIVITIES Corporate and financial companies IN ITALY

Company name	Registered office	Country of operation	Currency	Share Capital	Shareholders	% Ownership		% Equity ratio	Consolidation or valutation method (*)
Consorzio per l'attuazione del Progetto Divertor Tokamak Test DTT Scarl (†)	Frascati (RM)	Italy	EUR	1,000,000	Eni SpA	25.00			Co.
					Third parties	75.00
Saipem SpA (#) (†)	Milan	Italy	EUR	501,669,790.83	Eni SpA	31.19	(a)		Eq.
					Saipem SpA	0.02
					Third parties	68.79

(*) F.C. = full consolidation, J.O. = joint operation, Eq. = equity-accounted, Co. = valued at cost, F.V. = valued at fair value.
(†) Jointly controlled entity.
(a) Controlling interest:	Eni SpA	31.20
	Third parties	68.80

OUTSIDE ITALY
Company name	Registered office	Country of operation	Currency	Share Capital	Shareholders	% Ownership	% Equity ratio	Consolidation or valutation method (*)
Avanti Battery Company (b)	Natick (USA)	USA	USD	683	Eni Next Llc			Eq.
					Third parties
Commonwealth Fusion Systems Llc (b)	Wilmington (USA)	USA	USD	890	Eni Next Llc			Eq.
					Third parties
Cool Planet Technologies Ltd (b)	London (United Kingdom)	United Kingdom	GBP	1,000	Eni Next Llc			Eq.
					Third parties
CZero Inc (b)	Wilmington (USA)	USA	USD	334	Eni Next Llc			Eq.
					Third parties
Form Energy Inc (b)	Somerville (USA)	USA	USD	1,129	Eni Next Llc			Eq.
					Third parties
M2X Energy Inc(b) (former Obantarla Corp.)	Wilmington (USA)	USA	USD	99	Eni Next Llc			Eq.
					Third parties
sHYp BV PBC (b)	Wilmington (USA)	USA	USD	86	Eni Next Llc			Eq.
					Third parties
Tecninco Engineering Contractors Llp (†)	Aksai (Kazakhstan)	Kazakhstan	KZT	29,478,455	EniProgetti SpA	49.00		Eq.
					Third parties	51.00
Thiozen Inc (b)	Wilmington (USA)	USA	USD	351	Eni Next Llc			Eq.
					Third parties
Other activities
IN ITALY
Company name	Registered office	Country of operation	Currency	Share Capital	Shareholders	% Ownership	% Equity ratio	Consolidation or valutation method(*)
HEA SpA (†)	Bologna	Italy	EUR	50,000	Eni Rewind SpA	50.00		Co.
					Third parties	50.00
Progetto Nuraghe Scarl	Porto Torres (SS)	Italy	EUR	10,000	Eni Rewind SpA	48.55		Eq.
					Third parties	51.45

(*) F.C. = full consolidation, J.O. = joint operation, Eq. = equity-accounted, Co. = valued at cost, F.V. = valued at fair value.
(#) Company with shares quoted on regulated market of Italy or of other EU countries.
(b) The information relating to the share capital refers to ordinary shares.

OTHER SIGNIFICANT INVESTMENTS EXPLORATION & PRODUCTION
IN ITALY

Company name	Registered office	Country of operation	Currency	Share Capital	Shareholders	% Ownership	Consolidation or valutation method (*)
BF SpA (#)	Jolanda di Savoia (FE)	Italy	EUR	187,059,565	Eni Natural Energies SpA	3.32	F.V.
					Third parties	96.68
Consorzio Universitario in Ingegneria per la Qualità e l’Innovazione	Pisa	Italy	EUR	138,000	Eni SpA	16.67	F.V.
					Third parties	83.33

OUTSIDE ITALY

Company name	Registered office	Country of operation	Currency	Share Capital		Shareholders	% Ownership	Consolidation or valutation method (*)
Administradora del Golfo de Paria Este SA	Caracas (Venezuela)	Venezuela	VED	0		Eni Venezuela BV	19.50	F.V.
						Third parties	80.50
Brass LNG Ltd	Lagos (Nigeria)	Nigeria	USD	1,000,000		Eni Int. NA NV Sàrl	20.48	F.V.
						Third parties	79.52
Darwin LNG Pty Ltd	West Perth (Australia)	Australia	AUD	187,569,921.42		Eni G&P LNG Aus. BV	10.99	F.V.
						Third parties	89.01
New Liberty Residential Co Llc	West Trenton (USA)	USA	USD	0	(a)	Eni Oil & Gas Inc	17.50	F.V.
						Third parties	82.50
Nigeria LNG Ltd	Port Harcourt (Nigeria)	Nigeria	USD	1,138,207,000		Eni Int. NA NV Sàrl	10.40	F.V.
						Third parties	89.60
North Caspian Operating Co NV	The Hauge (Netherlands)	Kazakhstan	EUR	128,520		Agip Caspian Sea BV	16.81	F.V.
						Third parties	83.19
Petrolera Güiria SA	Caracas (Venezuela)	Venezuela	VED	0		Eni Venezuela BV	19.50	F.V.
						Third parties	80.50
Torsina Oil Co	Cairo (Egypt)	Egypt	EGP	20,000		Ieoc Production BV	12.50	F.V.
						Third parties	87.50

(*) F.C. = full consolidation, J.O. = joint operation, Eq. = equity-accounted, Co. = valued at cost, F.V. = valued at fair value.
(#) Company with shares quoted on regulated market of Italy or of other EU countries.
(a) Shares without nominal value.

GLOBAL GAS & LNG PORTFOLIO
OUTSIDE ITALY

Company name	Registered office	Country of operation	Currency	Share Capital	Shareholders	% Ownership	Consolidation or valutation method (*)
Norsea Gas GmbH	Friedeburg - Etzel (Germany)	Germany	EUR	1,533,875.64	Eni International BV	13.04	F.V.
					Third parties	86.96

(*) F.C. = full consolidation, J.O. = joint operation, Eq. = equity-accounted, Co. = valued at cost, F.V. = valued at fair value.

REFINING & MARKETING AND CHEMICAL
Refining & Marketing OUTSIDE ITALY

Company name	Registered office	Country of operation	Currency	Share Capital		Shareholders	% Ownership	Consolidation or valutation method (*)
BFS Berlin Fuelling Services GbR	Berlin (Germany)	Germany	EUR	89,199		Eni Deutsch. GmbH	12.50	F.V.
						Third parties	87.50
Compania de Economia Mixta "Austrogas"	Cuenca (Ecuador)	Ecuador	USD	6,863,493		Eni Ecuador SA	13.38	F.V.
						Third parties	86.62
Dépôt Pétrolier de la Côte d’Azur SAS	Nanterre (France)	France	EUR	207,500		Eni France Sàrl	18.00	F.V.
						Third parties	82.00
Dépôts Pétroliers de Fos SA	Fos-Sur-Mer (France)	France	EUR	3,954,196.40		Eni France Sàrl	16.81	F.V.
						Third parties	83.19
Joint Inspection Group Ltd	Cambourne (United Kingdom)	United Kingdom	GBP	0	(a)	Eni SpA	12.50	F.V.
						Third parties	87.50
Saudi European Petrochemical Co "IBN ZAHR"	Al Jubail (Saudi Arabia)	Saudi Arabia	SAR	1,200,000,000		Ecofuel SpA	10.00	F.V.
						Third parties	90.00
S.I.P.G. Société Immobilière Pétrolière de Gestion Snc	Tremblay-en- France (France)	France	EUR	40,000		Eni France Sàrl	12.50	F.V.
						Third parties	87.50
Sistema Integrado de Gestion de Aceites Usados	Madrid (Spain)	Spain	EUR	175,713		Eni Iberia SLU	15.45	F.V.
						Third parties	84.55
Tanklager Gesellschaft Tegel (TGT) GbR	Hamburg (Germany)	Germany	EUR	4,953		Eni Deutsch. GmbH	12.50	F.V.
						Third parties	87.50
TAR - Tankanlage Ruemlang AG	Ruemlang (Switzerland)	Switzerland	CHF	3,259,500		Eni Suisse SA	16.27	F.V.
						Third parties	83.73
Tema Lube Oil Co Ltd	Accra (Ghana)	Ghana	GHS	258,309		Eni International BV	12.00	F.V.
						Third parties	88.00

(*) F.C. = full consolidation, J.O. = joint operation, Eq. = equity-accounted, Co. = valued at cost, F.V. = valued at fair value.
(a) Shares without nominal value.
CORPORATE AND OTHER ACTIVITIES
Corporate and financial companies OUTSIDE ITALY

Company name	Registered office	Country of operation	Currency	Share Capital	Shareholders	% Ownership	Consolidation or valutation method (*)
New Energy One Acquisition Corporation Plc (#)	London (United Kingdom)	United Kingdom	GBP	71,875	Eni International BV	3.92	F.V.
					Third parties	96.08

Other activities IN ITALY

Company name	Registered office	Country of operation	Currency	Share Capital	Shareholders	% Ownership	Consolidation or valutation method (*)
Ottana Sviluppo ScpA (in bankruptcy)	Nuoro	Italy	EUR	516,000	Eni Rewind SpA	30.00	F.V.
					Third parties	70.00

(*) F.C. = full consolidation, J.O. = joint operation, Eq. = equity-accounted, Co. = valued at cost, F.V. = valued at fair value.
(#) Company with shares quoted on regulated market of extra-EU countries.
Information on Eni’s consolidated subsidiaries with significant non-controlling interest

The following section provides information about economic, equity and financial data, gross of intragroup elisions, relating to the EniPower group 51% owned by Eni. The ownership of the non controlling interest corresponds to voting rights. In 2021, Eni did not have subsidiaries with significant third-party interests.

2022
(€ million)	EniPower Group
Non controlling interest (%)	49.00
Current assets	547
Non-current assets	812
Current liabilities	587
Non-current liabilities	34

Revenues	1,636
Profit	171
Total comprehensive income	171

Net cash provided by operating activities	228
Net cash used in investing activities	(52)
Net cash used in financing activities	(11)
Net increase (decrease) in cash and cash equivalents	(192)
Profit attributable to non-controlling interest	54
Dividends paid to minority interest	59

Equity pertaining to non-controlling interests as of December 31, 2022, amounted to €471 million (€82 million December 31, 2021).

Changes in the ownership interest without loss of control

In 2022, 49% of the capital of the subsidiary EniPower SpA was sold with a gain of €542 million.

In 2021 Eni did not report any changes in ownership interest without loss or acquisition of control.

 Principal joint ventures, joint operations and associates as of December 31, 2022

Company name	Registered office	Country of operation	Segment	% ownership	% equity ratio
Joint venture
Azule Energy Holdings Ltd	London (United Kingdom)	United Kingdom	Exploration & Production	50.00	50.00
Cardón IV SA	Caracas (Venezuela)	Venezuela	Exploration & Production	50.00	50.00
Mozambique Rovuma Venture SpA	San Donato Milanese (MI) (Italy)	Mozambique	Exploration & Production	35.71	35.71
Saipem SpA	Milan (Italy)	Italy	Corporate and financial companies	31.19	31.20
Vårgrønn AS	Stavanger (Norway)	Norway	Plenitude	65.00	65.00

Joint Operation
Damietta LNG (DLNG) SAE	Damietta (Egypt)	Egypt	Global Gas & LNG Portfolio	50.00	50.00
GreenStream BV	Amsterdam (Netherlands)	Libya	Global Gas & LNG Portfolio	50.00	50.00
Raffineria di Milazzo ScpA	Milazzo (ME) (Italy)	Italy	Refining & Marketing	50.00	50.00

Associates
ADNOC Global Trading Ltd	Abu Dhabi (United Arab Emirates)	United Arab Emirates	Refining & Marketing	20.00	20.00
Abu Dhabi Oil Refining Company (Takreer)	Abu Dhabi (United Arab Emirates)	United Arab Emirates	Refining & Marketing	20.00	20.00
Coral FLNG SA	Maputo (Mozambique)	Mozambique	Exploration & Production	25.00	25.00
Novamont SpA	Novara (Italy)	Italy	Chemical	35.00	35.00
Qatar Liquefied Gas Company Limited (9)	Doha (Qatar)	Qatar	Exploration & Production	25.00	25.00
Vår Energi ASA	Sandnes (Norway)	Norway	Exploration & Production	63.08	63.08

Main line items of profit and loss and balance sheet related to the principal joint ventures, represented by the amounts included in the reports accounted under IFRS of each company, are provided in the table below:

2022
(€ million)	Azule Energy Holdings Ltd	Cardón IV SA	Saipem SpA	Other joint ventures
Current assets	3,869	425	7,627	741
- of which cash and cash equivalent	966	7	2,052	219
Non-current assets	21,281	1,812	4,770	13,639
Total assets	25,150	2,237	12,397	14,380
Current liabilities	2,635	431	6,932	1,764
- current financial liabilities	159	3	1,040	1,278
Non-current liabilities	12,369	940	3,352	10,740
- non-current financial liabilities	4,403	43	1,993	10,146
Total liabilities	15,004	1,371	10,284	12,504
Net equity	10,146	866	2,113	1,876
Eni’s % of the investment	50.00	50.00	31.20
Book value of the investment	5,073	433	645	915
Revenues and other income	2,422	942	9,991	526
Operating expense	(956)	(679)	(9,455)	(463)
Other operating profit (loss)			7	25
Depreciation, amortization and impairments	(1,099)	(127)	(445)	(258)
Operating profit (loss)	367	136	98	(170)
Finance income (expense)	(142)		(195)	(167)
Income (expense) from investments	718		(65)	(4)
Profit (loss) before income taxes	943	136	(162)	(341)
Income taxes	(33)	(122)	(153)	62
Profit (loss) - discontinued operations			106
Profit (loss)	910	14	(209)	(279)
Other comprehensive income (loss)	(516)	30	24	119
Total other comprehensive income (loss)	394	44	(185)	(160)
Profit (loss) attributable to Eni	455	7	(82)	7
Dividends received from the joint venture	475			8

The results for the year and the comprehensive income of the significant joint ventures are shown below:

	2022
(€ million)	Mozambique Rovuma Venture SpA	Vårgrønn AS
Profit (loss)	(202)	(17)
Other comprehensive income (loss)	72	(7)
Total other comprehensive income (loss)	(130)	(24)

2021
(€ million)	Cardón IV SA	Saipem SpA	Vår Energi AS	Other joint ventures
Current assets	285	6,819	1,382	868
- of which cash and cash equivalent	3	1,632	198	199
Non-current assets	1,947	4,723	16,589	7,765
Total assets	2,232	11,542	17,971	8,633
Current liabilities	373	6,844	2,148	1,169
- current financial liabilities	4	1,256	390	300
Non-current liabilities	1,301	4,347	14,900	5,682
- non-current financial liabilities	430	2,679	4,160	5,167
Total liabilities	1,674	11,191	17,048	6,851
Net equity	558	351	923	1,782
Eni’s % of the investment	50.00	31.20	69.85
Book value of the investment	279	137	645	996
Revenues and other income	686	6,880	5,191	341
Operating expense	(546)	(8,532)	(1,207)	(315)
Other operating profit (loss)		2	(51)	4
Depreciation, amortization and impairments	(98)	(616)	(1,825)	(39)
Operating profit (loss)	42	(2,266)	2,108	(9)
Finance income (expense)	(67)	(140)	(350)	(24)
Income (expense) from investments		9
Profit (loss) before income taxes	(25)	(2,397)	1,758	(33)
Income taxes	(131)	(70)	(1,729)	(3)
Profit (loss)	(156)	(2,467)	29	(36)
Other comprehensive income (loss)	39	(117)	61	27
Total other comprehensive income (loss)	(117)	(2,584)	90	(9)
Profit (loss) attributable to Eni	(78)	(752)	20	(97)
Dividends received from the joint venture			561	25

	2021
(€ million)	Doggerbank Offshore Wind Farm Project 1 Holdco Ltd	Doggerbank Offshore Wind Farm Project 2 Holdco Ltd
Profit (loss)	(1)	(1)
Other comprehensive income (loss)	31	(9)
Total other comprehensive income (loss)	30	(10)

Main line items of profit and loss and balance sheet related to the principal associates represented by the amounts included in the reports accounted under IFRS of each company are provided in the table below:

2022
(€ million)	Abu Dhabi Oil Refining Company (TAKREER)	Vår Energi ASA	Coral FLNG SA	Other associates
Current assets	3,730	1,612	578	4,828
- of which cash and cash equivalent	150	417	25	284
Non-current assets	17,896	15,821	7,386	8,830
Total assets	21,626	17,433	7,964	13,658
Current liabilities	2,681	3,044	695	4,220
- current financial liabilities		561	1	411
Non-current liabilities	6,458	13,179	5,949	4,220
- non-current financial liabilities	5,366	2,404	5,926	4,056
Total liabilities	9,139	16,223	6,644	8,440
Net equity	12,487	1,210	1,320	5,218
Eni’s % of the investment	20.00	63.08	25.00
Book value of the investment	2,497	763	330	1,381
Revenues and other income	36,240	9,520	59	37,846
Operating expense	(32,916)	(1,280)	(49)	(36,754)
Other operating income (expense)	(702)			(10)
Depreciation, amortization and impairments	(741)	(1,881)	(4)	(247)
Operating profit (loss)	1,881	6,359	6	835
Finance income (expense)	(83)	(495)	553	(14)
Income (expense) from investments				3
Profit (loss) before income taxes	1,798	5,864	559	824
Income taxes		(4,768)	1	(26)
Profit (loss)	1,798	1,096	560	798
Other comprehensive income (loss)	646	(144)	29	(81)
Total other comprehensive income (loss)	2,444	952	589	717
Profit (loss) attributable to Eni	360	691	140	411
Dividends received from the joint venture	142	469		97

The results for the year and the comprehensive income of the significant associates are shown below:

	2022
(€ million)	Qatar Liquefied Gas Company Limited (9)	Novamont SpA	ADNOC Global Trading Ltd
Profit (loss)		(152)	849
Other comprehensive income (loss)	(16)	(107)	5
Total other comprehensive income (loss)	(16)	(259)	854

2021
(€ million)	Abu Dhabi Oil Refining Company (TAKREER)	Angola LNG Ltd	Coral FLNG SA	Other associates
Current assets	3,070	1,234	88	2,855
- of which cash and cash equivalent	153	808	8	419
Non-current assets	16,936	9,736	6,320	4,842
Total assets	20,006	10,970	6,408	7,697
Current liabilities	3,042	1,061	391	2,577
- current financial liabilities		122	1	139
Non-current liabilities	6,208	1,935	5,392	3,857
- non-current financial liabilities	5,164	696	5,384	3,632
Total liabilities	9,250	2,996	5,783	6,434
Net equity	10,756	7,974	625	1,263
Eni’s % of the investment	20.00	13.60	25.00
Book value of the investment	2,151	1,084	156	393
Revenues and other income	21,758	2,739		20,098
Operating expense	(20,429)	(2,316)		(19,785)
Other operating income (expense)				(117)
Depreciation, amortization and impairments	(3,054)	307		(40)
Operating profit (loss)	(1,725)	730		156
Finance income (expense)	(85)	(61)		(5)
Income (expense) from investments				52
Profit (loss) before income taxes	(1,810)	669		203
Income taxes				(16)
Profit (loss)	(1,810)	669		187
Other comprehensive income (loss)	892	623	46	74
Total other comprehensive income (loss)	(918)	1,292	46	261
Profit (loss) attributable to Eni	(362)	90		52
Dividends received from the joint venture				16